Quarterly Holdings Report
for
Strategic Advisers® Short Duration Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
August 31, 2025
ASD-NPRT1-1025
1.934463.113
Asset-Backed Securities - 9.1%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.2%
Fortress Credit Bsl Xv Ltd Series 2024-2A Class AR, CME Term SOFR 3 month Index + 1.4%, 5.729% 10/18/2033 (b)(c)(d)	2,310,000	2,310,591
Hartwick Park Clo Ltd Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.16%, 5.4855% 1/20/2037 (b)(c)(d)	2,049,000	2,049,016
Neuberger Berman Ln Advisers Nbla Clo 50 Ltd / Neuberger Berman Ln Series 2024-50A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.569% 7/23/2036 (b)(c)(d)	2,519,000	2,522,737
Valley Stream Pk Clo Ltd / Vy Stream Pk Clo LLC Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.19%, 5.5155% 1/20/2037 (b)(c)(d)	1,526,000	1,524,396
TOTAL BAILIWICK OF JERSEY		8,406,740
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-1A Class A1, 5.65% 5/15/2035 (b)	728,427	732,902
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (b)	156,905	158,990
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (b)	332,603	336,711
Securitized Term Auto Receivables Trust Series 2025-A Class B, 5.038% 7/25/2031 (b)	303,322	305,692
Securitized Term Auto Receivables Trust Series 2025-B Class B, 4.925% 12/29/2032 (b)	223,402	224,991
Securitized Term Auto Receivables Trust Series 2025-B Class C, 5.121% 12/29/2032 (b)	84,893	85,421
TOTAL CANADA		1,844,707
GRAND CAYMAN (UK OVERSEAS TER) - 2.6%
Alinea Clo Ltd Series 2025-1A Class AR, CME Term SOFR 3 month Index + 0.9%, 5.2255% 7/20/2031 (b)(c)(d)	202,252	202,360
Alinea Clo Ltd Series 2025-1A Class BR, CME Term SOFR 3 month Index + 1.15%, 5.4755% 7/20/2031 (b)(c)(d)	250,000	248,879
Anthelion CLO 2025-1 Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.8189% 7/20/2036 (b)(c)(d)	1,140,000	1,140,562
Ares Lii Clo Ltd Series 2025-52A Class A1RR, CME Term SOFR 3 month Index + 0.88%, 5.212% 4/22/2031 (b)(c)(d)	1,197,374	1,195,877
Ares XXXIV CLO Ltd Series 2024-2A Class AR3, CME Term SOFR 3 month Index + 1.32%, 5.6424% 4/17/2033 (b)(c)(d)	4,216,710	4,216,710
Ares XXXIV CLO Ltd Series 2025-2A Class X, CME Term SOFR 3 month Index + 1%, 0% 7/17/2038 (b)(c)(d)	1,700,000	1,700,000
Balboa Bay Loan Funding Ltd Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.16%, 5.4855% 4/20/2036 (b)(c)(d)	1,285,000	1,285,080
Battalion Clo Xv Ltd / Battalion Clo Xv LLC Series 2025-15A Class A1RR, CME Term SOFR 3 month Index + 0.98%, 5.3024% 1/17/2033 (b)(c)(d)	3,036,525	3,035,026
Battalion Clo Xv Ltd / Battalion Clo Xv LLC Series 2025-15A Class CR, CME Term SOFR 3 month Index + 1.9%, 6.2224% 1/17/2033 (b)(c)(d)	715,000	712,277
Bluemountain Clo Ltd / Bluemountain Clo LLC Series 2024-3A Class A1R, CME Term SOFR 3 month Index + 1.19%, 5.5085% 10/25/2030 (b)(c)(d)	522,080	522,271
Bluemountain CLO Ltd Series 2024-3A Class A1R2, CME Term SOFR 3 month Index + 1.2%, 5.4114% 11/15/2030 (b)(c)(d)	684,823	685,136
Buckhorn Park Clo Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.07%, 5.399% 7/18/2034 (b)(c)(d)	2,500,000	2,499,983
Chenango Park Clo Ltd Series 2025-1A Class A2R, CME Term SOFR 3 month Index + 1.45%, 5.7676% 4/15/2030 (b)(c)(d)	575,000	574,969
Chenango Park Clo Ltd Series 2025-1A Class BR, CME Term SOFR 3 month Index + 1.8%, 6.1176% 4/15/2030 (b)(c)(d)	1,200,000	1,201,435
CIFC Funding Ltd Series 2025-1A Class AR3, CME Term SOFR 3 month Index + 1%, 5.3255% 10/21/2031 (b)(c)(d)	1,612,566	1,609,665
CIFC Funding Ltd Series 2025-1A Class D1R3, CME Term SOFR 3 month Index + 2.3%, 6.6255% 10/21/2031 (b)(c)(d)	670,000	670,644
Clover Clo Ltd Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1%, 5.2695% 4/18/2035 (b)(c)(d)	1,635,000	1,634,923
Dryden 45 Senior Loan Fund Series 2024-45A Class BRR, CME Term SOFR 3 month Index + 1.65%, 5.9676% 10/15/2030 (b)(c)(d)	1,290,000	1,290,515
Dryden 68 Clo Ltd Series 2024-68A Class ARR, CME Term SOFR 3 month Index + 1.1%, 5.4176% 7/15/2035 (b)(c)(d)	2,331,000	2,332,709
Flatiron Clo 28 Ltd / Flatiron Clo LLC Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.32%, 5.6376% 7/15/2036 (b)(c)(d)	2,797,000	2,797,000
Flatiron Clo 28 Ltd / Flatiron Clo LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.08%, 5.3326% 7/15/2036 (b)(c)(d)	3,497,000	3,497,000
Fortress Credit BSL Ltd Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.57%, 5.889% 4/23/2036 (b)(c)(d)	265,000	265,759
Fortress Credit Bsl VII Ltd Series 2024-1A Class A2R, CME Term SOFR 3 month Index + 1.4%, 5.719% 7/23/2032 (b)(c)(d)	980,000	978,537
Fortress Credit Bsl VII Ltd Series 2024-1A Class BR, CME Term SOFR 3 month Index + 1.65%, 5.969% 7/23/2032 (b)(c)(d)	1,250,000	1,250,283
Fortress Credit Bsl VIII Ltd Series 2024-2A Class A1AR, CME Term SOFR 3 month Index + 1.05%, 5.3755% 10/20/2032 (b)(c)(d)	1,032,703	1,032,005
Fortress Credit Bsl VIII Ltd Series 2024-2A Class A2R, CME Term SOFR 3 month Index + 1.4%, 5.7255% 10/20/2032 (b)(c)(d)	2,455,000	2,450,593
Golub Cap Partners Static Ltd Series 2025-1A Class BR, CME Term SOFR 3 month Index + 1.5%, 5.8259% 7/20/2035 (b)(c)(d)	2,930,000	2,930,029
KKR Clo Ltd / KKR Clo LLC Series 2025-18 Class A1R2, CME Term SOFR 3 month Index + 1.05%, 0% 10/18/2035 (b)(c)(d)	3,005,000	3,005,000
Madison Park Funding Xxiii Ltd Series 2021-23A Class AR, CME Term SOFR 3 month Index + 1.2316%, 5.5454% 7/27/2031 (b)(c)(d)	672,664	673,665
Madison Park Funding Xxiii Ltd Series 2021-23A Class BR, CME Term SOFR 3 month Index + 1.8116%, 6.1254% 7/27/2031 (b)(c)(d)	1,110,000	1,112,700
Madison Park Funding Xxiv Ltd Series 2024-24A Class CR2, CME Term SOFR 3 month Index + 2.05%, 6.3755% 10/20/2029 (b)(c)(d)	855,000	855,618
Madison Park Funding XXXIII Ltd Series 2022-33A Class AR, CME Term SOFR 3 month Index + 1.29%, 5.6076% 10/15/2032 (b)(c)(d)	1,897,672	1,899,479
Madison Pk Fdg Xlii Ltd Series 2024-13A Class AR, CME Term SOFR 3 month Index + 1.15%, 5.469% 11/21/2030 (b)(c)(d)	958,770	959,364
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 5.3976% 7/15/2034 (b)(c)(d)	2,320,000	2,322,172
Magnetite Xxii Ltd / Magnetite Xxii LLC Series 2024-22A Class ARR, CME Term SOFR 3 month Index + 1.25%, 5.5676% 7/15/2036 (b)(c)(d)	2,408,000	2,411,183
Marble Point Clo Xiv Ltd Series 2024-2A Class A12R, CME Term SOFR 3 month Index + 1.2%, 5.5255% 1/20/2032 (b)(c)(d)	1,882,182	1,880,343
Marble Point Clo Xv Ltd Series 2024-1A Class A1R2, CME Term SOFR 3 month Index + 1.04%, 5.359% 7/23/2032 (b)(c)(d)	1,351,130	1,348,352
Northwoods Capital Xiv-B Ltd Series 2024-14BA Class AR, CME Term SOFR 3 month Index + 1.25%, 5.4784% 11/13/2031 (b)(c)(d)	1,685,774	1,688,535
Octagon Investment Partners 39 Ltd Series 2024-3A Class AR, CME Term SOFR 3 month Index + 1.15%, 5.4755% 10/20/2030 (b)(c)(d)	541,395	541,388
Octagon Investment Partners XXI Ltd Series 2025-1A Class A2R4, CME Term SOFR 3 month Index + 1.15%, 5.3829% 2/14/2031 (b)(c)(d)	1,925,000	1,924,026
Octagon Investment Partners XXI Ltd Series 2025-1A Class AAR4, CME Term SOFR 3 month Index + 0.81%, 5.0429% 2/14/2031 (b)(c)(d)	503,095	503,242
Octagon Investment Partners XXI Ltd Series 2025-1A Class BR4, CME Term SOFR 3 month Index + 1.35%, 5.5829% 2/14/2031 (b)(c)(d)	760,000	759,547
Oha Credit Funding 22 Ltd Series 2025-22A Class A1, CME Term SOFR 3 month Index + 1.33%, 5.614% 7/20/2038 (b)(c)(d)	1,854,000	1,859,165
Ozlm Funding II Ltd Series 2025-2A Class AR4, CME Term SOFR 3 month Index + 1.2%, 5.5305% 7/30/2037 (b)(c)(d)	1,850,000	1,850,887
Ozlm Funding II Ltd Series 2025-2A Class BR4, CME Term SOFR 3 month Index + 1.75%, 6.0805% 7/30/2037 (b)(c)(d)	1,710,000	1,709,873
OZLM XXI Ltd Series 2024-21A Class A1R, CME Term SOFR 3 month Index + 1.15%, 5.4755% 1/20/2031 (b)(c)(d)	269,945	269,946
Palmer Square Ln Fdg 2025-2 Ltd / Palmer Square Ln Fdg 2025-2 LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 5.2277% 7/15/2033 (b)(c)(d)	2,660,000	2,660,601
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 5.3176% 1/15/2033 (b)(c)(d)	376,639	377,091
Palmer Square Loan Funding Ltd Series 2024-3A Class A1, CME Term SOFR 3 month Index + 1.08%, 5.3143% 8/8/2032 (b)(c)(d)	1,106,012	1,106,678
Romark Clo II Ltd Series 2024-2A Class A2R, CME Term SOFR 3 month Index + 1.65%, 5.9685% 7/25/2031 (b)(c)(d)	2,150,000	2,150,746
Sound Point Clo Xxii Ltd Series 2024-1A Class BRR, CME Term SOFR 3 month Index + 1.65%, 5.9755% 1/20/2032 (b)(c)(d)	250,000	250,835
Stratus Funding CLO 2025-1 Ltd Series 2025-1A Class B, CME Term SOFR 3 month Index + 1.45%, 5.7894% 7/15/2033 (b)(c)(d)	620,000	619,955
Symphony Clo Xxiii Ltd Series 2025-23A Class AR2, CME Term SOFR 3 month Index + 0.9%, 5.2176% 1/15/2034 (b)(c)(d)	2,463,679	2,462,452
Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC Series 2021-26A Class AR, CME Term SOFR 3 month Index + 1.3416%, 5.6671% 4/20/2033 (b)(c)(d)	350,962	351,082
THL Credit Wind River CLO Ltd Series 2024-1A Class A1R3, CME Term SOFR 3 month Index + 1.2%, 5.5255% 10/20/2030 (b)(c)(d)	177,079	177,201
Thl Credit Wind River CLO Ltd Series 2024-3A Class CR2, CME Term SOFR 3 month Index + 2%, 6.3176% 4/15/2031 (b)(c)(d)	490,000	489,654
Trinitas Clo IX Ltd Series 2024-9A Class BRRR, CME Term SOFR 3 month Index + 1.7%, 6.0255% 1/20/2032 (b)(c)(d)	815,000	816,466
Trinitas Clo VI Ltd / Trinitas Clo VI LLC Series 2024-6A Class ARRR, CME Term SOFR 3 month Index + 1.33%, 5.6485% 1/25/2034 (b)(c)(d)	2,310,000	2,311,975
Voya Clo 2022-1 Ltd / Voya Clo 2022-1 LLC Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.25%, 5.5755% 4/20/2035 (b)(c)(d)	1,888,000	1,890,349
Voya CLO Ltd Series 2024-2A Class AR, CME Term SOFR 3 month Index + 1.2%, 5.5255% 7/20/2032 (b)(c)(d)	3,396,124	3,399,262
Voya CLO Ltd Series 2024-3A Class BR2, CME Term SOFR 3 month Index + 1.8%, 6.1176% 10/15/2031 (b)(c)(d)	1,770,000	1,772,977
Wellfleet Clo 2021-1 Ltd Series 2025-1A Class BR, CME Term SOFR 3 month Index + 1.65%, 5.9755% 4/20/2034 (b)(c)(d)	1,510,000	1,512,624
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		91,884,660
UNITED STATES - 6.3%
Affirm Asset Securitization Trust Series 2024-X2 Class A, 5.22% 12/17/2029 (b)	848,314	848,997
Affirm Asset Securitization Trust Series 2025-X1 Class A, 5.08% 4/15/2030 (b)	629,540	630,325
Affirm Master Trust Series 2025-2A Class A, 4.67% 7/15/2033 (b)	655,000	658,544
Affirm Master Trust Series 2025-2A Class B, 5.06% 7/15/2033 (b)	685,000	689,441
Ally Auto Receivables Trust Series 2023-A Class B, 6.01% 1/17/2034 (b)	44,143	44,262
Ally Auto Receivables Trust Series 2023-A Class C, 6.08% 1/17/2034 (b)	281,270	285,070
Ally Bank Series 2024-A Class B, 5.827% 5/17/2032 (b)	141,250	143,395
Ally Bank Series 2024-A Class C, 6.022% 5/17/2032 (b)	141,250	143,133
Ally Bank Series 2024-B Class A2, 4.97% 9/15/2032 (b)	188,585	190,138
Ally Bank Series 2024-B Class C, 5.215% 9/15/2032 (b)	209,158	209,981
Americredit Automobile Receivables Trust Series 2021-2 Class D, 1.29% 6/18/2027	995,000	981,811
Americredit Automobile Receivables Trust Series 2023-1 Class C, 5.8% 12/18/2028	625,000	637,062
Amur Equipment Finance Receivables X LLC Series 2022-1A Class C, 2.37% 4/20/2028 (b)	300,000	298,933
Amur Equipment Finance Receivables X LLC Series 2022-1A Class E, 5.02% 12/20/2028 (b)	830,000	829,724
Amur Equipment Finance Receivables Xiv LLC Series 2024-2A Class C, 5.38% 7/21/2031 (b)	1,553,000	1,581,562
Arbys Funding LLC Series 2020-1A Class A2, 3.237% 7/30/2050 (b)	2,132,750	2,052,506
ARI Fleet Lease Trust Series 2024-B Class A2, 5.54% 4/15/2033 (b)	757,513	763,157
Autonation Finance Trust Series 2025-1A Class A2, 4.72% 4/10/2028 (b)	385,000	385,986
Auxilior Term Funding LLC Series 2024-1A Class A3, 5.49% 7/15/2031 (b)	485,000	494,736
Avis Budget Rental Car Funding AESOP LLC Series 2024-2A Class C, 6.18% 10/20/2027 (b)	210,000	211,596
Avis Budget Rental Car Funding AESOP LLC Series 2024-5A Class C, 6.24% 4/20/2027 (b)	300,000	301,194
Battalion Clo Xii Ltd Series 2025-12A Class BRR, CME Term SOFR 3 month Index + 1.2%, 5.3852% 5/17/2031 (b)(c)(d)	945,000	937,439
Battalion Clo Xii Ltd Series 2025-12A Class CRR, CME Term SOFR 3 month Index + 1.55%, 5.7352% 5/17/2031 (b)(c)(d)	1,020,000	1,018,410
Battalion Clo Xxi Ltd / Battalion Clo Xxi LLC Series 2025-21A Class AR, CME Term SOFR 3 month Index + 1.15%, 5.4676% 7/15/2034 (b)(c)(d)	1,535,000	1,537,979
Battalion Clo Xxi Ltd / Battalion Clo Xxi LLC Series 2025-21A Class BR, CME Term SOFR 3 month Index + 1.7%, 6.0176% 7/15/2034 (b)(c)(d)	570,000	569,968
Bayview Opportunity Master Fund VII LLC Series 2024-CAR1 Class A, U.S. 30-Day Avg. SOFR Index + 1.1%, 5.4484% 12/26/2031 (b)(c)(d)	239,276	239,946
Blue Owl Asset Leasing Trust LLC Series 2024-1A Class A2, 5.05% 3/15/2029 (b)	722,554	725,324
Blue Owl Asset Leasing Trust LLC Series 2024-1A Class B, 5.41% 3/15/2030 (b)	240,000	242,991
BMW Vehicle Lease Trust Series 2025-1 Class A2A, 4.43% 9/27/2027	2,445,000	2,451,003
BofA Auto Trust Series 2024-1A Class A2, 5.57% 12/15/2026 (b)	192,906	193,080
BofA Auto Trust Series 2025-1A Class A2A, 4.52% 11/22/2027 (b)	800,000	801,145
BRE Grand Islander Timeshare Issuer Series 2019-A Class A, 3.28% 9/26/2033 (b)	484,856	479,143
Capital One Prime Auto Receivables Trust Series 2024-1 Class A2A, 4.61% 10/15/2027	1,615,946	1,617,519
CarMax Auto Owner Trust Series 2023-2 Class C, 5.57% 11/15/2028	955,000	970,231
CarMax Auto Owner Trust Series 2023-2 Class D, 6.55% 10/15/2029	635,000	652,492
CarMax Auto Owner Trust Series 2023-3 Class C, 5.61% 2/15/2029	975,000	995,862
CarMax Auto Owner Trust Series 2023-3 Class D, 6.44% 12/16/2030	350,000	360,269
CarMax Auto Owner Trust Series 2024-1 Class A2A, 5.3% 3/15/2027	310,438	310,664
CarMax Auto Owner Trust Series 2024-1 Class C, 5.47% 8/15/2029	505,000	515,581
CarMax Auto Owner Trust Series 2024-2 Class A2A, 5.65% 5/17/2027	639,804	640,965
CarMax Auto Owner Trust Series 2024-2 Class D, 6.42% 10/15/2030	70,000	72,779
CarMax Auto Owner Trust Series 2024-3 Class D, 5.67% 1/15/2031	255,000	261,304
CarMax Auto Owner Trust Series 2025-2 Class A2A, 4.59% 7/17/2028	1,225,000	1,229,605
CarMax Auto Owner Trust Series 2025-3 Class A2A, 4.42% 8/15/2028	2,320,000	2,325,594
CarMax Select Receivables Trust Series 2024-A Class A2A, 5.78% 9/15/2027	59,321	59,510
CarMax Select Receivables Trust Series 2024-A Class B, 5.35% 1/15/2030	270,000	274,332
CarMax Select Receivables Trust Series 2024-A Class C, 5.62% 1/15/2030	1,150,000	1,175,901
Carvana Auto Receivables Trust 2025-P2 Series 2025-P2 Class A2, 4.56% 8/10/2028	1,950,000	1,953,544
Carvana Auto Receivables Trust Series 2021-P4 Class B, 1.98% 2/10/2028	445,000	432,117
Carvana Auto Receivables Trust Series 2022-N1 Class C, 3.32% 12/11/2028 (b)	65,879	64,989
Carvana Auto Receivables Trust Series 2024-N2 Class B, 5.67% 9/10/2030 (b)	815,000	827,767
Carvana Auto Receivables Trust Series 2024-P4 Class A2, 4.62% 2/10/2028	704,681	705,134
Carvana Auto Receivables Trust Series 2025-P1 Class A2, 4.5% 6/12/2028	534,533	534,798
CFMT LLC Series 2023-HB12 Class A, 4.25% 4/25/2033 (b)	12,594	12,578
Chase Auto Credit Linked Notes Series 2025-1 Class B, 4.753% 2/25/2033 (b)	640,634	644,625
Chase Auto Owner Trust Series 2024-1A Class A2, 5.48% 4/26/2027 (b)	105,990	106,057
Chase Auto Owner Trust Series 2024-3A Class A2, 5.53% 9/27/2027 (b)	389,974	390,917
Chase Auto Owner Trust Series 2024-4A Class A2, 5.25% 9/27/2027 (b)	849,616	851,293
Citizens Auto Receivables Trust Series 2024-1 Class A2A, 5.43% 10/15/2026 (b)	73,884	73,918
Citizens Auto Receivables Trust Series 2024-2 Class A2A, 5.54% 11/16/2026 (b)	337,312	337,603
CyrusOne Data Centers Issuer I LLC Series 2024-2A Class A2, 4.5% 5/20/2049 (b)	1,500,000	1,472,680
Daimler Trucks Retail Trust Series 2024-1 Class A2, 5.6% 4/15/2026	91,982	92,023
Dell Equip Fin Trust Series 2025-1 Class A2, 4.68% 7/22/2027 (b)	305,000	306,163
Dell Equip Fin Trust Series 2025-1 Class C, 5.25% 2/24/2031 (b)	100,000	101,605
Dell Equipment Finance Trust Series 2023-3 Class D, 6.75% 10/22/2029 (b)	100,000	101,271
Dell Equipment Finance Trust Series 2024-1 Class D, 6.12% 9/23/2030 (b)	195,000	198,708
Dell Equipment Finance Trust Series 2024-2 Class A2, 4.69% 8/22/2030 (b)	1,620,509	1,622,951
Dell Equipment Finance Trust Series 2024-2 Class B, 4.82% 8/22/2030 (b)	105,000	105,859
Dell Equipment Finance Trust Series 2024-2 Class D, 5.29% 2/24/2031 (b)	865,000	872,857
Dext Abs LLC Series 2025-1 Class A2, 4.59% 8/16/2027 (b)	610,000	611,033
DLLAA LLC Series 2025-1A Class A2, 4.7% 10/20/2027 (b)	1,000,000	1,002,601
DLLAA Series 2023-1A Class A2, 5.93% 7/20/2026 (b)	53	53
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (b)	660,000	667,650
Dllad LLC Series 2025-1A Class A2, 4.46% 11/20/2028 (b)	1,400,000	1,404,158
DLLAD Series 2024-1A Class A2, 5.5% 8/20/2027 (b)	596,242	599,278
DLLMT LLC Series 2024-1A Class A3, 4.84% 8/21/2028 (b)	2,670,000	2,696,046
DLLST Series 2024-1A Class A2, 5.33% 1/20/2026 (b)	40,429	40,442
DLLST Series 2024-1A Class A3, 5.05% 8/20/2027 (b)	245,000	245,980
DLLST Series 2024-1A Class A4, 4.93% 4/22/2030 (b)	65,000	65,670
DRIVE Series 2025-1 Class A2, 4.87% 8/15/2028	1,260,000	1,262,786
Driven Brands Funding LLC Series 2019-1A Class A2, 4.641% 4/20/2049 (b)	702,436	700,826
Elara Hgv Timeshare Issuer LLC Series 2023-A Class A, 6.16% 2/25/2038 (b)	175,113	180,801
Elara Hgv Timeshare Issuer LLC Series 2023-A Class C, 7.3% 2/25/2038 (b)	239,770	247,696
Enterprise Fleet Financing 2025-2 LLC Series 2025-2 Class A2, 4.51% 2/22/2028 (b)	2,594,000	2,602,597
Enterprise Fleet Financing LLC Series 2022-3 Class A2, 4.38% 7/20/2029 (b)	60,745	60,725
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (b)	430,201	436,617
Enterprise Fleet Financing LLC Series 2024-1 Class A2, 5.23% 3/20/2030 (b)	1,724,971	1,738,524
Enterprise Fleet Financing LLC Series 2024-3 Class A2, 5.31% 4/20/2027 (b)	1,182,145	1,188,365
Enterprise Fleet Financing LLC Series 2024-3 Class A4, 5.06% 3/20/2031 (b)	205,000	209,665
Enterprise Fleet Financing LLC Series 2024-4 Class A2, 4.69% 7/20/2027 (b)	2,470,525	2,477,033
Enterprise Fleet Financing LLC Series 2025-1 Class A2, 4.65% 10/20/2027 (b)	2,110,000	2,117,264
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (b)	266,807	268,132
Exeter Automobile Receivables Trust Series 2023-1A Class D, 6.69% 6/15/2029	80,000	81,535
Exeter Automobile Receivables Trust Series 2025-3A Class A2, 4.83% 1/18/2028	1,900,000	1,903,011
Exeter Automobile Receivables Trust Series 2025-4A Class A2, 4.53% 3/15/2028	1,805,000	1,805,676
Exeter Automobile Receivables Trust Series 2025-4A Class B, 4.4% 5/15/2030	255,000	255,767
Exeter Automobile Receivables Trust Series 2025-4A Class C, 4.57% 6/16/2031	915,000	918,366
Exeter Select Automobile Receivables Trust Series 2025-1 Class A2, 4.83% 10/16/2028	86,855	87,112
Exeter Select Automobile Receivables Trust Series 2025-1 Class B, 4.87% 8/15/2031	480,000	485,770
Exeter Select Automobile Receivables Trust Series 2025-2 Class A2, 4.54% 6/15/2029	1,170,000	1,173,210
Exeter Select Automobile Receivables Trust Series 2025-2 Class B, 4.63% 11/17/2031	265,000	267,157
Exeter Select Automobile Receivables Trust Series 2025-2 Class C, 4.91% 12/15/2031	540,000	544,553
Finance of Amer Hecm Buyout Series 2024-HB1 Class A1A, 4% 10/1/2034 (b)	955,989	951,635
Firstkey Homes Trust Series 2020-SFR2 Class D, 1.968% 10/19/2037 (b)	1,100,000	1,091,558
Flatiron Clo 23 LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.24%, 5.5624% 4/17/2036 (b)(c)(d)	2,303,000	2,305,278
Flatiron Rr Clo 22 LLC Series 2025-2A Class AR, CME Term SOFR 3 month Index + 0.91%, 5.2276% 10/15/2034 (b)(c)(d)	1,900,000	1,897,756
Ford Credit Auto Lease Trust Series 2023-B Class C, 6.43% 4/15/2027	575,000	580,976
Ford Credit Auto Lease Trust Series 2025-A Class A2A, 4.57% 8/15/2027	2,047,485	2,051,204
Ford Credit Auto Owner Trust Series 2020-2 Class C, 1.74% 4/15/2033 (b)	570,000	567,620
Ford Credit Auto Owner Trust Series 2023-A Class B, 5.07% 1/15/2029	1,495,000	1,509,814
Ford Credit Auto Owner Trust Series 2025-A Class A2A, 4.47% 12/15/2027	2,600,000	2,605,098
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class C, 5.75% 5/15/2028 (b)	405,000	407,764
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class D, 6.62% 5/15/2028 (b)	750,000	757,097
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class B, 5.48% 4/15/2029 (b)	550,000	557,981
FORDO Series 2024-B Class A2A, 5.4% 4/15/2027	858,109	860,319
Freddie Mac STACR REMIC Trust Series 2023-HQA3 Class A1, U.S. 30-Day Avg. SOFR Index + 1.85%, 6.1984% 11/25/2043 (b)(c)(d)	258,983	261,810
Frontier Issuer LLC Series 2024-1 Class A2, 6.19% 6/20/2054 (b)	220,000	227,258
GM Financial Automobile Leasing Trust Series 2024-2 Class A2A, 5.43% 9/21/2026	583,023	584,049
GM Financial Automobile Leasing Trust Series 2025-1 Class A2A, 4.54% 5/20/2027 (c)	3,017,611	3,023,372
GM Financial Consumer Automobile Receivables Trust Series 2024-1 Class A2A, 5.12% 2/16/2027	138,957	139,005
GM Financial Consumer Automobile Receivables Trust Series 2024-4 Class A2A, 4.53% 10/18/2027	1,371,915	1,373,165
GM Financial Consumer Automobile Receivables Trust Series 2025-2 Class A2A, 4.4% 2/16/2028	2,465,000	2,467,748
Gm Financial Leasing Trst Series 2025-3 Class A2A, 4.19% 10/20/2027	2,250,000	2,251,533
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A2, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.4927% 6/15/2028 (b)(c)(d)	1,000,000	1,005,585
GMF Floorplan Owner Revolving Trust Series 2025-1A Class A2, U.S. 30-Day Avg. SOFR Index + 0.6%, 4.9427% 3/15/2029 (b)(c)(d)	1,650,000	1,652,721
Gmf Leasing LLC Series 2025-2 Class A2A, 4.55% 7/20/2027	2,230,000	2,236,542
Goto Foods Funding LLC Series 2017-1A Class A2II, 5.093% 4/30/2047 (b)	1,931,338	1,925,413
Greensky Home Improvement Issuer Trust Series 2025-2A Class A2, 4.93% 6/25/2060 (b)	195,000	195,539
Hardee's Funding LLC / Carl's Jr Funding LLC Series 2018-1A Class A23, 5.71% 6/20/2048 (b)	671,400	669,339
Hardee's Funding LLC / Carl's Jr Funding LLC Series 2020-1A Class A2, 3.981% 12/20/2050 (b)	2,539,117	2,438,584
Hardee's Funding LLC / Carl's Jr Funding LLC Series 2021-1A Class A2, 2.865% 6/20/2051 (b)	270,720	251,184
Harot Series 2025-2 Class A2A, 4.3% 1/18/2028	2,236,000	2,238,791
Hilton Grand Vacations Trust 2025-1 Series 2025-1A Class A, 4.88% 5/27/2042 (b)	407,870	413,507
Hilton Grand Vacations Trust 2025-1 Series 2025-1A Class B, 5.18% 5/27/2042 (b)	699,206	708,110
Hilton Grand Vacations Trust Series 2020-AA Class A, 2.74% 2/25/2039 (b)	152,102	149,197
Hilton Grand Vacations Trust Series 2020-AA Class B, 4.22% 2/25/2039 (b)	234,344	232,948
Hilton Grand Vacations Trust Series 2022-1D Class A, 3.61% 6/20/2034 (b)	112,357	111,443
Hilton Grand Vacations Trust Series 2023-1A Class B, 6.11% 1/25/2038 (b)	575,726	590,226
Hilton Grand Vacations Trust Series 2023-1A Class C, 6.94% 1/25/2038 (b)	106,771	110,204
Home Partners of America Trust Series 2022-1 Class A, 3.93% 4/17/2039 (b)	446,469	443,646
Honda Auto Receivables Series 2024-2 Class A2, 5.48% 11/18/2026	632,547	633,580
Hpefs Equipment Trust 2023-2 Series 2023-2A Class C, 6.48% 1/21/2031 (b)	210,000	211,458
Hpefs Equipment Trust 2023-2 Series 2023-2A Class D, 6.97% 7/21/2031 (b)	215,000	218,293
HPEFS Equipment Trust Series 2023-1A Class B, 5.73% 4/20/2028 (b)	482,018	482,267
HPEFS Equipment Trust Series 2023-1A Class C, 5.91% 4/20/2028 (b)	535,000	535,952
HPEFS Equipment Trust Series 2024-1A Class C, 5.33% 5/20/2031 (b)	1,220,000	1,228,122
HPEFS Equipment Trust Series 2024-2A Class A2, 5.5% 10/20/2031 (b)	549,369	550,226
HPEFS Equipment Trust Series 2024-2A Class B, 5.35% 10/20/2031 (b)	170,000	171,858
HPEFS Equipment Trust Series 2024-2A Class D, 5.82% 4/20/2032 (b)	420,000	430,246
Huntington Auto Trust Series 2024-1A Class A2, 5.5% 3/15/2027 (b)	273,549	273,698
Huntington Bank Auto Credit-Linked Notes Series 2024-1 Class B1, 6.153% 5/20/2032 (b)	712,912	723,251
Huntington Bank Auto Credit-Linked Notes Series 2024-2 Class B1, 5.442% 10/20/2032 (b)	1,525,451	1,536,880
Huntington National Bank/The Series 2025-1 Class B, 4.957% 3/21/2033 (b)	961,954	966,920
Hyundai Auto Lease Securitization Trust Series 2023-C Class A3, 5.8% 12/15/2026 (b)	2,200,543	2,206,486
Hyundai Auto Lease Securitization Trust Series 2024-B Class A2A, 5.51% 10/15/2026 (b)	740,265	741,219
Hyundai Auto Lease Securitization Trust Series 2025-B Class A2A, 4.58% 9/15/2027 (b)	2,140,000	2,147,590
Hyundai Auto Lease Securitization Trust Series 2025-B Class A3, 4.53% 4/17/2028 (b)	390,000	393,024
Hyundai Auto Lease Securitization Trust Series 2025-B Class B, 4.94% 8/15/2029 (b)	805,000	815,551
Hyundai Auto Receivables Trust Series 2023-C Class A2A, 5.8% 1/15/2027	42,439	42,463
Hyundai Auto Receivables Trust Series 2024-A Class A2A, 5.29% 4/15/2027	579,939	580,848
Hyundai Auto Receivables Trust Series 2024-C Class A2A, 4.53% 9/15/2027	1,529,979	1,531,570
Hyundai Auto Receivables Trust Series 2025-B Class A2A, 4.45% 8/15/2028	1,410,000	1,414,208
Jack in the Box Funding LLC Series 2022-1A Class A2I, 3.445% 2/26/2052 (b)	753,300	728,548
Jersey Mike's Funding Series 2021-1A Class A2I, 2.891% 2/15/2052 (b)	49,375	48,089
John Deere Owner Trust Series 2024-A Class A2A, 5.19% 2/16/2027	873,956	874,753
John Deere Owner Trust Series 2024-C Class A2B, U.S. 30-Day Avg. SOFR Index + 0.43%, 4.7727% 8/16/2027 (c)(d)	1,460,772	1,461,299
Juniper Valley Park CLO LLC Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.5755% 7/20/2036 (b)(c)(d)	2,500,000	2,502,593
Kubota Credit Owner Trust 2025-2 Series 2025-2A Class A2, 4.48% 4/17/2028 (b)	1,085,000	1,089,368
Kubota Credit Owner Trust Series 2024-2A Class A2, 5.45% 4/15/2027 (b)	580,492	583,215
Kubota Credit Owner Trust Series 2025-1A Class A2, 4.61% 12/15/2027 (b)	2,565,000	2,573,207
M&T Equipment Notes Series 2025-1A Class A2, 4.7% 12/16/2027 (b)	1,040,000	1,045,417
Marlette Funding Trust 2025-1 Series 2025-1A Class A, 4.75% 7/16/2035 (b)	190,250	190,443
Marlette Funding Trust Series 2024-1A Class A, 5.95% 7/17/2034 (b)	8,496	8,500
Marriott Vacations Worldwide Owner Trust Series 2023-2A Class A, 6.18% 11/20/2040 (b)	156,855	160,884
Marriott Vacations Worldwide Owner Trust Series 2023-2A Class B, 6.33% 11/20/2040 (b)	100,684	102,862
Mercedes-Benz Auto Lease Trust Series 2024-A Class A2A, 5.44% 2/16/2027	1,191,508	1,194,378
Mercedes-Benz Auto Lease Trust Series 2025-A Class A2A, 4.57% 4/17/2028	1,640,000	1,647,483
Mercedes-Benz Auto Receivables Trust Series 2024-1 Class A2A, 5.06% 5/17/2027	180,683	180,723
MMAF Equipment Finance LLC Series 2021-A Class A5, 1.19% 11/13/2043 (b)	215,000	211,342
MMAF Equipment Finance LLC Series 2023-A Class A2, 5.79% 11/13/2026 (b)	324,843	325,579
Mtg Pass Thru Ctf Series 2021-INV1 Class A1, 0.852% 1/25/2056 (b)(c)	61,674	59,796
MVW LLC Series 2020-1A Class A, 1.74% 10/20/2037 (b)	154,997	151,088
MVW LLC Series 2020-1A Class B, 2.73% 10/20/2037 (b)	109,367	107,228
MVW LLC Series 2021-1WA Class B, 1.44% 1/22/2041 (b)	39,780	38,166
MVW LLC Series 2021-1WA Class C, 1.94% 1/22/2041 (b)	63,459	60,848
MVW LLC Series 2023-1A Class A, 4.93% 10/20/2040 (b)	507,515	512,682
Navient Private Education Loan Trust Series 2019-D Class A2A, 3.01% 12/15/2059 (b)	177,618	172,960
Navient Private Education Loan Trust Series 2020-CA Class A2A, 2.15% 11/15/2068 (b)	1,125,557	1,075,691
Navient Private Education Refi Loan Trust Series 2019-A Class A2A, 3.42% 1/15/2043 (b)	179,235	178,350
Navient Private Education Refi Loan Trust Series 2019-GA Class A, 2.4% 10/15/2068 (b)	113,900	110,530
Navient Private Education Refi Loan Trust Series 2020-DA Class A, 1.69% 5/15/2069 (b)	199,029	188,327
Navient Student Loan Trust Series 2019-EA Class A2A, 2.64% 5/15/2068 (b)	245,939	240,821
Navistar Financial Dealer Note Master Trust Series 2024-1 Class B, 5.79% 4/25/2029 (b)	100,000	100,705
Navistar Financial Dealer Note Master Trust Series 2024-1 Class C, 6.13% 4/25/2029 (b)	155,000	156,045
Nelnet Student Loan Trust Series 2005-4 Class A4, U.S. 90-Day Avg. SOFR Index + 0.4416%, 4.7839% 3/22/2032 (c)(d)	200,814	196,988
Nelnet Student Loan Trust Series 2020-1A Class A, CME Term SOFR 1 month Index + 0.8545%, 5.177% 3/26/2068 (b)(c)(d)	141,002	140,651
Nelnet Student Loan Trust Series 2021-CA Class AFX, 1.32% 4/20/2062 (b)	636,146	595,073
Nelnet Student Loan Trust Series 2021-DA Class AFX, 1.63% 4/20/2062 (b)	223,513	211,875
Nissan Master Owner Tr Receivable Series 2024-A Class A, U.S. 30-Day Avg. SOFR Index + 0.67%, 5.0127% 2/15/2028 (b)(c)(d)	3,000,000	3,002,391
Octane Receivable Trust Series 2024-1A Class A2, 5.68% 5/20/2030 (b)	201,566	203,072
Octane Receivables Trust Series 2022-1A Class B, 4.9% 5/22/2028 (b)	364,874	364,937
Octane Receivables Trust Series 2023-3A Class B, 6.48% 7/20/2029 (b)	230,000	233,821
Octane Receivables Trust Series 2023-3A Class C, 6.74% 8/20/2029 (b)	100,000	102,373
Octane Receivables Trust Series 2024-3A Class A2, 4.94% 5/20/2030 (b)	311,062	312,153
Octane Receivables Trust Series 2024-3A Class C, 5.51% 10/20/2031 (b)	300,000	306,080
Octane Receivables Trust Series 2024-RVM1 Class A, 5.01% 1/22/2046 (b)	305,020	308,585
Peac Solutions Receivables Series 2025-1A Class A2, 4.94% 10/20/2028 (b)	625,000	628,845
Peac Solutions Receivables Series 2025-1A Class A3, 5.04% 7/20/2032 (b)	510,000	519,944
Porsche Financial Auto Securitization Trust Series 2024-1A Class A2A, 4.45% 1/24/2028 (b)	1,236,535	1,237,136
Porsche Innovative Lease Owner Trust Series 2025-1A Class A2A, 4.6% 12/20/2027 (b)	1,330,000	1,333,442
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (b)	225,000	226,528
Post Road Equipment Finance Series 2024-1A Class A2, 5.59% 11/15/2029 (b)	54,533	54,834
Progress Residential Trust Series 2021-SFR8 Class B, 1.681% 10/17/2038 (b)	496,000	482,761
Progress Residential Trust Series 2021-SFR8 Class C, 1.931% 10/17/2038 (b)	2,225,000	2,163,887
RCKT Trust Series 2025-1A Class A, 4.9% 7/25/2034 (b)	204,922	205,107
Sabey Data Ctr Issuer LLC Series 2021-1 Class A2, 1.881% 6/20/2046 (b)	733,000	714,758
Santander Bank Auto Credit Linked Notes Series 2024-B Class B, 4.965% 1/18/2033 (b)	250,000	250,741
Santander Bank Auto Credit Linked Notes Series 2024-B Class C, 5.141% 1/18/2033 (b)	335,000	336,065
Santander Bank NA - Sbcln Series 2023-A Class B, 6.493% 6/15/2033 (b)	57,304	57,467
Santander Bank NA - Sbcln Series 2023-B Class A2, 5.644% 12/15/2033 (b)	125,879	127,487
Santander Bank NA - Sbcln Series 2023-B Class D, 6.663% 12/15/2033 (b)	356,637	361,687
Santander Bank NA - Sbcln Series 2024-A Class B, 5.622% 6/15/2032 (b)	268,174	270,784
Santander Bank NA - Sbcln Series 2024-A Class C, 5.818% 6/15/2032 (b)	326,472	329,834
Santander Consumer Auto Receivables Trust Series 2021-AA Class D, 1.57% 1/15/2027 (b)	496,141	493,899
Santander Drive Auto Receivables Trust Series 2021-1 Class E, 2.51% 12/15/2028	2,614,629	2,600,280
Santander Drive Auto Receivables Trust Series 2021-3 Class E, 2.7% 10/16/2028 (b)	4,300,000	4,294,416
Santander Drive Auto Receivables Trust Series 2021-4 Class D, 1.67% 10/15/2027	479,077	475,381
Santander Drive Auto Receivables Trust Series 2021-4 Class E, 4.03% 3/15/2029 (b)	3,500,000	3,489,973
Santander Drive Auto Receivables Trust Series 2025-2 Class A2, 4.71% 6/15/2028	2,223,335	2,227,380
SBA Tower Trust Series 2020, 1.884% 7/15/2050 (b)	565,000	558,562
SBA Tower Trust Series 2020, 2.328% 7/15/2052 (b)	440,000	418,550
SBA Tower Trust Series 2021, 1.631% 5/15/2051 (b)	1,149,000	1,111,305
SBNA Auto Lease Trust Series 2024-B Class A2, 5.67% 11/20/2026 (b)	199,306	199,461
SBNA Auto Lease Trust Series 2024-C Class A2, 4.94% 11/20/2026 (b)	279,053	279,185
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (b)	2,100,000	2,104,415
Scf Equipment Leasing Series 2023-1A Class A3, 6.17% 5/20/2032 (b)	270,256	273,982
SEB Funding LLC Series 2024-1A Class A2, 7.386% 4/30/2054 (b)	925,000	949,122
SFAST Series 2025-1A Class A2, 4.65% 5/22/2028 (b)	1,543,122	1,545,331
SFS Auto Receivables Securitization Trust Series 2024-1A Class A3, 4.95% 5/21/2029 (b)	272,511	273,986
SFS Auto Receivables Securitization Trust Series 2024-1A Class C, 5.51% 1/20/2032 (b)	95,000	97,367
SFS Auto Receivables Securitization Trust Series 2024-2A Class A2, 5.71% 10/20/2027 (b)	409,732	410,345
SFS Auto Receivables Securitization Trust Series 2024-3A Class A2, 4.71% 5/22/2028 (b)	577,332	577,958
SFS Auto Receivables Securitization Trust Series 2025-2A Class A2, 4.52% 11/20/2028 (b)	1,600,000	1,603,879
Sfuel Series 2025-BA Class A2, 4.31% 5/22/2028 (b)	2,595,000	2,599,826
Sierra Timeshare Receivables Funding LLC Series 2021-1A Class B, 1.34% 11/20/2037 (b)	53,179	52,563
Sierra Timeshare Receivables Funding LLC Series 2021-2A Class B, 1.8% 9/20/2038 (b)	88,425	87,108
Sierra Timeshare Receivables Funding LLC Series 2021-2A Class C, 1.95% 9/20/2038 (b)	184,995	181,907
Sierra Timeshare Receivables Funding LLC Series 2025-2A Class B, 4.93% 4/20/2044 (b)	409,705	413,223
SMB Private Education Loan Trust Series 2018-B Class A2B, CME Term SOFR 1 month Index + 0.8345%, 5.1976% 1/15/2037 (b)(c)(d)	252,955	252,570
SMB Private Education Loan Trust Series 2020-B Class A1A, 1.29% 7/15/2053 (b)	138,884	131,669
SMB Private Education Loan Trust Series 2020-PTB Class A2A, 1.6% 9/15/2054 (b)	878,252	829,392
SMB Private Education Loan Trust Series 2025-A Class A1A, 5.13% 4/15/2054 (b)	582,500	594,174
Sofi Consumer Loan Program Series 2025-3 Class A, 4.47% 8/15/2034 (b)	625,000	625,395
Tesla Auto Lease Trust Series 2024-B Class A2A, 4.79% 1/20/2027 (b)	685,529	686,048
Tesla Electric Vehicle Trust Series 2023-1 Class A2A, 5.54% 12/21/2026 (b)	475,809	476,350
Towd Point Mortgage Trust Series 2019-1 Class A1, 3.75% 3/25/2058 (b)(c)	333,826	325,266
Toyota Auto Receivables Owner Trust Series 2023-D Class A2A, 5.8% 11/16/2026	82,329	82,381
Toyota Auto Receivables Owner Trust Series 2025-B Class A2A, 4.46% 3/15/2028	2,630,000	2,634,966
Toyota Lease Owner Trust Series 2025-A Class A2A, 4.58% 7/20/2027 (b)	1,510,366	1,514,414
Tricon Residential Trust Series 2024-SFR2 Class A, 4.75% 6/17/2040 (b)	558,917	562,125
Tricon Residential Trust Series 2024-SFR2 Class D, 6% 6/17/2040 (b)	1,020,000	1,034,877
USB Auto Owner Trust 2025-1 Series 2025-1A Class A2, 4.51% 6/15/2028 (b)	2,140,000	2,146,405
USCLN Series 2023-1 Class B, 6.789% 8/25/2032 (b)	152,182	153,988
Verdant Receivables 2023-1 LLC Series 2023-1A Class A2, 6.24% 1/13/2031 (b)	518,701	527,575
Verdant Receivables LLC Series 2024-1A Class A2, 5.68% 12/12/2031 (b)	202,323	205,875
Verizon Master Trust Series 2023-5 Class A1A, 5.61% 9/8/2028	2,177,000	2,178,374
Verizon Master Trust Series 2024-6 Class B, 4.42% 8/20/2030	1,355,000	1,357,498
Verizon Master Trust Series 2025-3 Class A1A, 4.51% 3/20/2030	2,155,000	2,168,787
Volkswagen Auto Loan Enhanced Trust 2023-2 Series 2023-2 Class A2A, 5.72% 3/22/2027	327,291	327,779
Wheels Fleet Lease Funding 1 LLC Series 2024-1A Class A1, 5.49% 2/18/2039 (b)	952,407	963,240
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (b)	622,815	627,680
Wheels Fleet Lease Funding 1 LLC Series 2025-1A Class A2, CME Term SOFR 1 month Index + 0%, 4.9868% 1/18/2040 (b)(c)(d)	2,505,000	2,512,406
Woart Series 2025-B Class A2A, 4.38% 8/15/2028	2,640,000	2,645,152
Woart Series 2025-C Class A2A, 4.19% 10/16/2028	2,598,000	2,599,896
World Omni Auto Receivables Trust 2022-A Series 2022-A Class A3, 1.66% 5/17/2027	104,534	104,193
World Omni Auto Receivables Trust 2022-A Series 2022-A Class C, 2.55% 9/15/2028	600,000	593,571
World Omni Auto Receivables Trust Series 2024-B Class A2A, 5.48% 9/15/2027	435,655	436,130
World Omni Auto Receivables Trust Series 2025-A Class A2A, 4.49% 4/17/2028	2,006,324	2,008,288
World Omni Automobile Lease Securitization Trust Series 2024-A Class A2A, 5.32% 2/16/2027	776,375	778,549
World Omni Select Auto Trust Series 2023-A Class B, 5.87% 8/15/2028	280,000	282,720
World Omni Select Auto Trust Series 2024-A Class A2A, 5.37% 2/15/2028	740,938	742,375
TOTAL UNITED STATES		226,667,612
TOTAL ASSET-BACKED SECURITIES (Cost $327,273,553)		328,803,719

Bank Notes - 0.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.2%
Financials - 0.2%
Banks - 0.1%
Citibank NA 5.438% 4/30/2026	5,000,000	5,034,805
Capital Markets - 0.1%
Goldman Sachs Bank USA 5.283% 3/18/2027 (c)	3,100,000	3,114,123
TOTAL FINANCIALS		8,148,928

TOTAL BANK NOTES (Cost $8,108,064)		8,148,928

Collateralized Mortgage Obligations - 0.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.9%
Angel Oak Mortgage Trust LLC Series 2020-3 Class A3, 2.872% 4/25/2065 (b)(c)	274,912	263,987
Angel Oak Mortgage Trust LLC Series 2022-2 Class A1, 3.353% 1/25/2067 (b)(c)	1,376,401	1,321,793
Angel Oak Mortgage Trust Series 2021-1 Class A1, 0.909% 1/25/2066 (b)	367,029	324,233
Angel Oak Mortgage Trust Series 2021-1 Class A2, 1.115% 1/25/2066 (b)	107,491	95,179
Angel Oak Mortgage Trust Series 2021-2 Class A1, 0.985% 4/25/2066 (b)	337,937	300,267
Angel Oak Mortgage Trust Series 2025-5 Class A1, 5.573% 4/25/2070 (b)	1,891,524	1,907,221
BINOM Securitization Trust Series 2021-INV1 Class A2, 2.37% 6/25/2056 (b)	755,173	687,295
BINOM Securitization Trust Series 2021-INV1 Class A3, 2.625% 6/25/2056 (b)	236,917	216,140
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(c)	241,253	237,310
Citigroup Mortgage Loan Trust Series 2020-EXP2 Class A3, 2.5% 8/25/2050 (b)	152,068	128,353
Colt Funding LLC Series 2021-1 Class A2, 1.167% 6/25/2066 (b)	323,436	287,200
COLT Mortgage Loan Trust Series 2020-3 Class A1, 1.506% 4/27/2065 (b)	12,934	12,716
COLT Mortgage Loan Trust Series 2024-6 Class A2, 5.644% 11/25/2069 (b)	1,121,916	1,124,606
COLT Mortgage Loan Trust Series 2024-INV4 Class A3, 6.111% 5/25/2069 (b)(c)	1,102,831	1,111,440
COLT Mortgage Loan Trust Series 2025-4 Class A1, 5.794% 4/25/2070 (b)(c)	405,058	409,513
Connecticut Avenue Securities Trust Series 2025-R03 Class 2A1, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.7984% 3/25/2045 (b)(c)(d)	354,452	356,929
Deephaven Residential Mortgage Trust Series 2021-1 Class A2, 0.973% 5/25/2065 (b)	48,130	46,026
Deephaven Residential Mortgage Trust Series 2021-2 Class A3, 1.26% 4/25/2066 (b)	147,598	131,520
EFMT Series 2025-INV2 Class A1, 5.387% 5/26/2070 (b)	366,317	368,290
EFMT Trust Series 2024-INV2 Class A2, 5.289% 10/25/2069 (b)	511,311	509,962
Ellington Financial Mortgage Trust Series 2019-2 Class A3, 3.046% 11/25/2059 (b)	40,584	39,105
Ellington Financial Mortgage Trust Series 2021-3 Class A3, 1.55% 9/25/2066 (b)	211,530	176,578
Fannie Mae Guaranteed REMIC Series 2017-90 Class KA, 3% 11/25/2047	320,638	305,721
Flagstar Mortgage Trust Series 2020-1INV Class A11, CME Term SOFR 1 month Index + 0.9645%, 5.287% 3/25/2050 (b)(c)(d)	184,735	177,349
Freddie Mac STACR REMIC Trust Series 2021-DNA5 Class M2, U.S. 30-Day Avg. SOFR Index + 1.65%, 5.9984% 1/25/2034 (b)(c)(d)	131,608	132,142
Freddie Mac STACR REMIC Trust Series 2021-DNA7 Class M2, U.S. 30-Day Avg. SOFR Index + 1.8%, 6.1484% 11/25/2041 (b)(c)(d)	555,000	559,622
Freddie Mac STACR REMIC Trust Series 2022-DNA5 Class M1A, U.S. 30-Day Avg. SOFR Index + 2.95%, 7.2984% 6/25/2042 (b)(c)(d)	554,566	565,673
Freddie Mac STACR REMIC Trust Series 2025-DNA1 Class A1, U.S. 30-Day Avg. SOFR Index + 0.95%, 5.2984% 1/25/2045 (b)(c)(d)	269,500	269,679
Freddie Mac Whole Loan Sec Tr Series 2017-SC02 Class M1, 3.8478% 5/25/2047 (b)(c)	4,703	4,674
Galton Funding Mortgage Trust Series 2018-1 Class A33, 3.5% 11/25/2057 (b)	38,309	35,037
Galton Funding Mortgage Trust Series 2019-1 Class A21, 4.5% 2/25/2059 (b)	34,865	34,124
Galton Funding Mortgage Trust Series 2019-1 Class A32, 4% 2/25/2059 (b)	17,624	16,882
Galton Funding Mortgage Trust Series 2019-H1 Class M1, 3.339% 10/25/2059 (b)	600,000	574,525
Galton Funding Mortgage Trust Series 2020-H1 Class M1, 2.832% 1/25/2060 (b)	625,000	529,345
GCAT Trust Series 2025-NQM1 Class A1, 5.373% 11/25/2069 (b)	587,441	590,006
GS Mortgage-Backed Securites Trust Series 2014-EB1A Class 2A1, 6.1332% 7/25/2044 (b)(c)	4,787	4,799
Homes Trust Series 2025-NQM2 Class A1, 5.425% 2/25/2070 (b)	473,762	475,931
HOMES Trust Series 2025-NQM4 Class A1, 5.22% 8/25/2070 (b)	458,610	458,837
Imperial Fund Mortgage Trust Series 2021-NQM2 Class A3, 1.516% 9/25/2056 (b)	328,519	283,453
Imperial Fund Mortgage Trust Series 2022-NQM4 Class A1, 4.767% 6/25/2067 (b)	1,153,510	1,173,457
JP Morgan Mortgage Trust Series 2020-INV1 Class A15, 3.5% 8/25/2050 (b)	125,978	111,215
JP Morgan Mortgage Trust Series 2025-DSC2 Class A1, 5.195% 10/25/2065 (b)	480,000	480,240
JP Morgan Mortgage Trust Series Series 2025-NQM3 Class A1, 5.495% 11/25/2065 (b)	723,931	729,041
JPMorgan Mortgage Trust Series 2025-DSC1 Class A1, 5.577% 9/25/2065 (b)(c)	1,027,473	1,036,494
MFA Trust Series 2021-NQM2 Class A2, 1.317% 11/25/2064 (b)	147,068	132,153
Morgan Stanley Residential Mortgage Loan Trust Series 2025-DSC2 Class A1, 5.443% 7/25/2070 (b)(c)	154,289	155,416
New Residential Mortgage Loan Trust Series 2025-NQM4 Class A1, 5.35% 7/25/2065 (b)	713,063	718,544
New Residential Mortgage Loan Trust Series 2025-NQM4 Class A2, 5.603% 7/25/2065 (b)	1,426,126	1,437,045
OBX Trust Series 2019-EXP2 Class 2A2, CME Term SOFR 1 month Index + 1.3145%, 5.6667% 6/25/2059 (b)(c)(d)	60,384	60,229
OBX Trust Series 2020-EXP1 Class 2A1B, CME Term SOFR 1 month Index + 0.8645%, 5.187% 2/25/2060 (b)(c)(d)	1,049,030	1,030,661
OBX Trust Series 2020-EXP1 Class 2A2, CME Term SOFR 1 month Index + 1.0645%, 5.387% 2/25/2060 (b)(c)(d)	100,126	98,864
OBX Trust Series 2020-EXP2 Class A9, 3% 5/25/2060 (b)	75,981	65,606
OBX Trust Series 2020-INV1 Class A5, 3.5% 12/25/2049 (b)	72,287	64,320
OBX Trust Series 2021-NQM1 Class A2, 1.175% 2/25/2066 (b)	227,438	198,822
OBX Trust Series 2025-NQM15 Class A1, 5.143% 7/27/2065 (b)	325,000	325,772
OBX Trust Series 2025-NQM15 Class A1F, 5.4927% 7/27/2065 (b)	340,000	341,259
OBX Trust Series 2025-NQM6 Class A1, 5.603% 3/25/2065 (b)(c)	1,342,166	1,353,909
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (b)	32,303	32,044
Ocwen Loan Investment Trust Series 2025-HB1 Class A, 3% 6/25/2038 (b)(c)	435,263	422,988
OSS Mortgage Trust Series 2024-H6 Class A2, 5.383% 9/25/2069 (b)	1,477,505	1,472,713
RCKT Mortgage Trust Series 2024-CES9 Class A1A, 5.582% 12/25/2044 (b)(e)	233,666	234,449
Rocket Mortgage Trust Series 2024-CES8 Class A1A, 5.4896% 11/25/2044 (b)(e)	1,200,790	1,202,460
Sequoia Mortgage Trust Series 2018-CH2 Class A21, 4% 6/25/2048 (b)	31,102	28,904
Sequoia Mortgage Trust Series 2018-CH2 Class A3, 4% 6/25/2048 (b)	69,698	64,773
Sequoia Mortgage Trust Series 2018-CH3 Class A19, 4.5% 8/25/2048 (b)	2,164	2,143
Starwood Mortgage Residential Trust Series 2019-INV1 Class A3, 2.916% 9/27/2049 (b)	224,509	221,649
Starwood Mortgage Residential Trust Series 2020-1 Class A2, 2.408% 2/25/2050 (b)	284,690	272,242
Starwood Mortgage Residential Trust Series 2021-2 Class A1, 0.943% 5/25/2065 (b)	222,369	211,285
Starwood Mortgage Residential Trust Series 2021-4 Class A1, 1.162% 8/25/2056 (b)	759,907	671,276
Toorak Mortgage Corp Ltd Series 2021-INV1 Class A2, 1.409% 7/25/2056 (b)	125,683	114,111
TOWD Point Mortgage Trust Series 2019-HY3 Class M1, CME Term SOFR 1 month Index + 1.6145%, 5.937% 10/25/2059 (b)(c)(d)	420,000	432,567
Verus Securitization Trust Series 2021-1 Class A2, 1.052% 1/25/2066 (b)	126,804	115,833
Verus Securitization Trust Series 2021-1 Class A3, 1.155% 1/25/2066 (b)	74,930	68,461
Verus Securitization Trust Series 2021-2 Class A1, 1.031% 2/25/2066 (b)	191,631	173,342
Verus Securitization Trust Series 2021-R1 Class A2, 1.057% 10/25/2063 (b)	34,752	33,560
Verus Securitization Trust Series 2021-R2 Class A1, 0.918% 2/25/2064 (b)	231,827	213,786
Verus Securitization Trust Series 2022-6 Class A1, 4.91% 6/25/2067 (b)	453,442	460,659
Verus Securitization Trust Series 2023-6 Class A2, 6.939% 9/25/2068 (b)	280,000	283,019
Verus Securitization Trust Series 2023-7 Class A2, 7.272% 10/25/2068 (b)	113,237	114,899
Verus Securitization Trust Series 2023-8 Class A2, 6.6642% 12/25/2068 (b)	223,017	225,437
Verus Securitization Trust Series 2025-3 Class A1, 5.623% 5/25/2070 (b)(c)	400,091	403,265
Verus Securitization Trust Series 2025-7 Class A1F, 5.536% 8/25/2070 (b)	870,000	869,987
Vista Point Securitization Trust Series 2020-2 Class A3, 2.496% 4/25/2065 (b)	410,687	395,951
TOTAL UNITED STATES		33,328,312
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $34,010,404)		33,328,312

Commercial Mortgage Securities - 1.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.5%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 6.1066% 6/15/2040 (b)(c)(d)	2,165,000	2,174,472
ALEN Mortgage Trust Series 2021-ACEN Class A, CME Term SOFR 1 month Index + 1.2645%, 5.6285% 4/15/2034 (b)(c)(d)	880,000	853,600
BANK Series 2019-BN19 Class A1, 2.263% 8/15/2061	39,686	37,586
BANK Series 2024-BNK47 Class A1, 5.523% 6/15/2057	164,838	169,188
BANK5 Series 2024-5YR11 Class AS, 6.139% 11/15/2057	690,000	721,772
BANK5 Series 2024-5YR12 Class A3, 5.902% 12/15/2057	1,090,000	1,148,419
BANK5 Series 2024-5YR12 Class AS, 6.122% 12/15/2057 (c)	485,000	508,100
BANK5 Series 2024-5YR9 Class A1, 4.8894% 8/15/2057	768,844	775,905
Benchmark Mortgage Trust Series 2024-V11 Class AM, 6.201% 11/15/2057	585,000	613,701
Benchmark Mortgage Trust Series 2024-V6 Class A1, 5.5678% 3/15/2057	187,933	189,242
Benchmark Mortgage Trust Series 2025-B41 Class A1, 4.4006% 7/15/2068	450,000	450,000
BLOX Trust Series 2021-BLOX Class A, CME Term SOFR 1 month Index + 1.1145%, 5.4785% 9/15/2026 (b)(c)(d)	2,040,000	2,018,483
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.7053% 3/15/2041 (b)(c)(d)	411,791	412,563
BMARK Trust Series 2024-V8 Class A1, 5.514% 7/15/2057	386,037	393,206
BMO Mortgage Trust Series 2024-5C4 Class A3, 6.5262% 5/15/2057 (c)	1,000,000	1,066,804
BMO Series 2024-C8 Class A1, 5.5422% 3/15/2057	399,378	402,793
BPR Trust Series 2021-TY Class B, CME Term SOFR 1 month Index + 1.2645%, 5.6285% 9/15/2038 (b)(c)(d)	780,000	779,515
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 6.0044% 5/15/2041 (b)(c)	775,623	777,563
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class B, CME Term SOFR 1 month Index + 1.841%, 6.2041% 5/15/2041 (b)(c)(d)	756,613	758,504
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 5.4093% 4/15/2034 (b)(c)(d)	1,005,541	999,256
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 5.1666% 10/15/2036 (b)(c)(d)	1,872,000	1,870,835
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 5.376% 2/15/2039 (b)(c)(d)	1,334,766	1,334,766
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.6559% 12/15/2039 (b)(c)(d)	254,914	255,631
BX Commercial Mortgage Trust Series 2024-GPA3 Class B, CME Term SOFR 1 month Index + 1.6423%, 6.0054% 12/15/2039 (b)(c)(d)	655,625	657,469
BX Commercial Mortgage Trust Series 2024-SLCT Class B, CME Term SOFR 1 month Index + 1.7928%, 6.1559% 1/15/2042 (b)(c)(d)	410,000	409,880
BX Commercial Mortgage Trust Series 2024-SLCT Class C, CME Term SOFR 1 month Index + 2.392%, 6.7551% 1/15/2042 (b)(c)(d)	1,045,000	1,036,512
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.5069% 3/15/2030 (b)(c)(d)	1,956,370	1,953,925
BX Trust Series 2021-ACNT Class A, CME Term SOFR 1 month Index + 0.9645%, 5.3275% 11/15/2038 (b)(c)(d)	1,575,715	1,575,222
BX Trust Series 2021-BXMF Class A, CME Term SOFR 1 month Index + 0.7504%, 5.1134% 10/15/2026 (b)(c)(d)	1,385,765	1,384,898
BX Trust Series 2021-SOAR Class A, CME Term SOFR 1 month Index + 0.7845%, 5.1485% 6/15/2038 (b)(c)(d)(f)	1,557,963	1,557,476
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.8051% 2/15/2039 (b)(c)(d)	985,795	987,336
BX Trust Series 2025-GW Class A, CME Term SOFR 1 month Index + 1.6%, 5.963% 7/15/2042 (b)(c)(d)	1,150,000	1,153,023
Cent Trust Series 2025-CITY Class A, 5.0909% 7/10/2040 (b)(c)	860,000	871,062
COMM Mortgage Trust Series 2014-CR15 Class B, 4.0171% 2/10/2047 (c)	460,015	450,019
CSAIL Commercial Mortgage Trust Series 2015-C3 Class A4, 3.7182% 8/15/2048	17,383	17,323
CSMC Trust Series 2017-CHOP Class A, Prime Rate -2.306%, 5.194% 7/15/2032 (b)(c)(d)	390,308	387,366
Extended Stay America Trust Series 2021-ESH Class C, CME Term SOFR 1 month Index + 1.8145%, 6.1775% 7/15/2038 (b)(c)(d)	693,480	693,263
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-K753 Class A1, 4.6% 6/25/2030	549,230	558,522
GS Mortgage Securities Trust Series 2021-IP Class A, CME Term SOFR 1 month Index + 1.0645%, 5.4285% 10/15/2036 (b)(c)(d)	1,087,000	1,086,323
Hilt Commercial Mortgage Trust Series 2024-ORL Class B, CME Term SOFR 1 month Index + 1.9407%, 6.3038% 5/15/2037 (b)(c)(d)	965,000	966,508
HYT Commercial Mortgage Trust Series 2024-RGCY Class A, CME Term SOFR 1 month Index + 1.8415%, 6.2046% 9/15/2041 (b)(c)(d)	1,595,000	1,596,992
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-BKWD Class A, CME Term SOFR 1 month Index + 1.6145%, 5.9785% 9/15/2029 (b)(c)(d)	738,093	723,368
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 5.6583% 5/15/2039 (b)(c)(d)	2,874,000	2,794,965
MARQ Trust Series 2024-HOU Class B, CME Term SOFR 1 month Index + 2.0907%, 6.4538% 6/15/2039 (b)(c)(d)	1,070,000	1,068,737
Medical Commercial Mtg Trust Series 2024-MOB Class A, CME Term SOFR 1 month Index + 1.5915%, 5.9546% 5/15/2041 (b)(c)(d)	995,000	989,602
MHC Commercial Mortgage Trust Series 2021-MHC Class B, CME Term SOFR 1 month Index + 1.2154%, 5.5784% 4/15/2038 (b)(c)(d)	568,000	568,710
MHP Commercial Mortgage Trust Series 2021-STOR Class A, CME Term SOFR 1 month Index + 0.8145%, 5.1785% 7/15/2038 (b)(c)(d)	907,000	907,000
Morgan Stanley Bank Amer Trust Series 2025-C35 Class A1, 4.609% 8/15/2058	205,000	205,814
Morgan Stanley Capital I Trust Series 2014-150E Class A, 3.912% 9/9/2032 (b)	1,325,000	1,202,531
Morgan Stanley Capital I Trust Series 2018-BOP Class A, CME Term SOFR 1 month Index + 0.897%, 5.261% 8/15/2033 (b)(c)(d)	3,654,512	2,985,736
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 7.4522% 11/15/2040 (b)(c)(d)	41,998	42,024
Penn Commercial Mortgage Trust Series 2025-P11 Class A, 5.5221% 8/10/2042 (b)(c)	680,000	691,732
ROCK Trust Series 2024-CNTR Class A, 5.3883% 11/13/2041 (b)	750,000	771,803
SDR Commercial Mortgage Trust Series 2024-DSNY Class B, CME Term SOFR 1 month Index + 1.7412%, 6.1043% 5/15/2039 (b)(c)(d)	790,000	789,013
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 5.2084% 11/15/2038 (b)(c)(d)	1,470,489	1,470,030
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.606% 12/15/2039 (b)(c)(d)	869,000	869,000
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 6.1544% 10/15/2041 (b)(c)(d)	1,060,000	1,061,642
TOTAL UNITED STATES		53,196,730
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $53,969,346)		53,196,730

Fixed-Income Funds - 5.6%
	Shares	Value ($)
Baird Short-Term Bond Fund Institutional Class	8,857,642	84,679,056
iShares 1-3 Year Treasury Bond ETF	1,398,110	116,015,168
TOTAL FIXED-INCOME FUNDS (Cost $199,149,935)		200,694,224

Non-Convertible Corporate Bonds - 20.0%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
NBN Co Ltd 1.45% 5/5/2026 (b)	1,765,000	1,732,457
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Woodside Finance Ltd 3.7% 9/15/2026 (b)	487,000	483,298
Financials - 0.1%
Banks - 0.1%
Commonwealth Bank of Australia U.S. SOFR Index + 0.46%, 4.8305% 11/27/2026 (b)(c)(d)	3,000,000	3,006,040
Health Care - 0.0%
Biotechnology - 0.0%
CSL Finance PLC 3.85% 4/27/2027 (b)	395,000	393,637
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Sydney Airport Finance Co Pty Ltd 3.625% 4/28/2026 (b)	242,000	240,608
Materials - 0.2%
Metals & Mining - 0.2%
Glencore Funding LLC 1.625% 4/27/2026 (b)	1,600,000	1,569,423
Glencore Funding LLC U.S. SOFR Averages Index + 0.75%, 5.1108% 10/1/2026 (b)(c)(d)	2,600,000	2,606,099
		4,175,522
Utilities - 0.0%
Gas Utilities - 0.0%
APA Infrastructure Ltd 4.25% 7/15/2027 (b)	1,790,000	1,788,665
TOTAL AUSTRALIA		11,820,227
BERMUDA - 0.0%
Financials - 0.0%
Insurance - 0.0%
Aspen Insurance Holdings Ltd 5.75% 7/1/2030	490,000	508,708
CANADA - 1.3%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Rogers Communications Inc 3.2% 3/15/2027	1,790,000	1,761,233
Rogers Communications Inc 5% 2/15/2029	1,835,000	1,874,078
		3,635,311
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Canadian Natural Resources Ltd 3.85% 6/1/2027	828,000	821,770
Enbridge Inc 4.6% 6/20/2028	350,000	353,739
Enbridge Inc 5.9% 11/15/2026	400,000	406,998
Enbridge Inc 6% 11/15/2028	325,000	342,469
South Bow USA Infrastructure Holdings LLC 4.911% 9/1/2027	1,180,000	1,190,116
		3,115,092
Financials - 1.1%
Banks - 1.1%
Bank of Montreal 0.949% 1/22/2027 (c)	3,200,000	3,155,497
Bank of Montreal 4.567% 9/10/2027 (c)	2,804,000	2,810,829
Bank of Montreal 5.92% 9/25/2025	5,000,000	5,004,350
Bank of Nova Scotia/The 2.7% 8/3/2026	2,700,000	2,664,963
Bank of Nova Scotia/The 5.35% 12/7/2026	2,600,000	2,636,477
Federation des Caisses Desjardins du Quebec U.S. SOFR Index + 0.63%, 4.9867% 1/27/2027 (b)(c)(d)	3,000,000	3,000,846
National Bank of Canada 4.95% 2/1/2028 (c)	2,522,000	2,545,594
Royal Bank of Canada 4.51% 10/18/2027 (c)	2,600,000	2,605,938
Royal Bank of Canada 5.069% 7/23/2027 (c)	3,500,000	3,523,177
Royal Bank of Canada U.S. SOFR Averages Index + 0.72%, 5.0703% 10/18/2027 (c)(d)	3,100,000	3,107,081
Toronto Dominion Bank U.S. SOFR Index + 0.48%, 4.8301% 10/10/2025 (c)(d)	4,000,000	4,001,292
Toronto Dominion Bank U.S. SOFR Index + 0.62%, 4.9768% 12/17/2026 (c)(d)	4,100,000	4,112,976
		39,169,020
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Element Fleet Management Corp 5.037% 3/25/2030 (b)	690,000	703,549
Element Fleet Management Corp 5.643% 3/13/2027 (b)	660,000	672,501
		1,376,050
Ground Transportation - 0.0%
Canadian Pacific Railway Co 1.75% 12/2/2026	580,000	563,467
TOTAL INDUSTRIALS		1,939,517

Materials - 0.0%
Chemicals - 0.0%
Nutrien Ltd 4.9% 3/27/2028	400,000	406,837
TOTAL CANADA		48,265,777
CHILE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Corp Nacional del Cobre de Chile 3% 9/30/2029 (g)	1,400,000	1,311,800
Corp Nacional del Cobre de Chile 3.625% 8/1/2027 (g)	404,000	397,132

TOTAL CHILE		1,708,932
DENMARK - 0.2%
Financials - 0.2%
Banks - 0.2%
Danske Bank A/S 4.613% 10/2/2030 (b)(c)	770,000	775,320
Danske Bank A/S 5.427% 3/1/2028 (b)(c)	730,000	742,346
Danske Bank A/S 6.259% 9/22/2026 (b)(c)	5,700,000	5,705,269

TOTAL DENMARK		7,222,935
FINLAND - 0.1%
Financials - 0.1%
Banks - 0.1%
Nordea Bank Abp U.S. SOFR Index + 0.7%, 5.0571% 3/17/2028 (b)(c)(d)	2,595,000	2,604,057
FRANCE - 0.5%
Financials - 0.5%
Banks - 0.5%
BNP Paribas SA 2.591% 1/20/2028 (b)(c)	2,700,000	2,634,733
BNP Paribas SA 4.792% 5/9/2029 (b)(c)	1,760,000	1,776,494
BPCE SA 1.652% 10/6/2026 (b)(c)	4,500,000	4,487,392
Credit Agricole SA 5.222% 5/27/2031 (b)(c)	705,000	721,128
Credit Agricole SA 5.23% 1/9/2029 (b)(c)	1,225,000	1,246,285
Credit Agricole SA 5.589% 7/5/2026 (b)	2,600,000	2,626,898
Societe Generale SA 1.792% 6/9/2027 (b)(c)	2,200,000	2,153,415
Societe Generale SA 5.249% 5/22/2029 (b)(c)	1,280,000	1,299,420
Societe Generale SA 5.519% 1/19/2028 (b)(c)	1,205,000	1,220,434

TOTAL FRANCE		18,166,199
GERMANY - 1.1%
Consumer Discretionary - 0.7%
Automobiles - 0.7%
BMW US Capital LLC 4.6% 8/13/2027 (b)	1,965,000	1,981,291
BMW US Capital LLC U.S. SOFR Averages Index + 0.8%, 5.1534% 8/13/2026 (b)(c)(d)	3,000,000	3,011,400
Mercedes-Benz Finance North America LLC 4.8% 1/11/2027 (b)	2,040,000	2,058,123
Mercedes-Benz Finance North America LLC 4.8% 3/30/2026 (b)	365,000	365,817
Mercedes-Benz Finance North America LLC U.S. SOFR Index + 0.78%, 5.1408% 4/1/2027 (b)(c)(d)	3,500,000	3,512,360
Volkswagen Group of America Finance LLC 4.85% 8/15/2027 (b)	1,375,000	1,384,585
Volkswagen Group of America Finance LLC 5.05% 3/27/2028 (b)	580,000	588,267
Volkswagen Group of America Finance LLC 5.4% 3/20/2026 (b)	2,000,000	2,009,180
Volkswagen Group of America Finance LLC 5.7% 9/12/2026 (b)	1,425,000	1,441,354
Volkswagen Group of America Finance LLC 5.8% 9/12/2025 (b)	5,660,000	5,661,763
Volkswagen Group of America Finance LLC 6% 11/16/2026 (b)	650,000	661,278
Volkswagen Group of America Finance LLC U.S. SOFR Index + 1.06%, 5.4137% 8/14/2026 (b)(c)(d)	2,956,000	2,963,271
		25,638,689
Financials - 0.2%
Capital Markets - 0.2%
Deutsche Bank AG/New York NY 2.129% 11/24/2026 (c)	3,200,000	3,181,822
Deutsche Bank AG/New York NY 7.146% 7/13/2027 (c)	3,000,000	3,067,831
		6,249,653
Health Care - 0.1%
Pharmaceuticals - 0.1%
Bayer US Finance II LLC 4.25% 12/15/2025 (b)	2,000,000	1,996,858
EMD Finance LLC 4.125% 8/15/2028 (b)	1,980,000	1,980,248
		3,977,106
Industrials - 0.1%
Machinery - 0.1%
Daimler Truck Finance North America LLC 4.3% 8/12/2027 (b)	870,000	871,256
Daimler Truck Finance North America LLC 5% 1/15/2027 (b)	325,000	328,086
Daimler Truck Finance North America LLC 5.125% 9/25/2027 (b)	690,000	701,241
		1,900,583
TOTAL GERMANY		37,766,031
HONG KONG - 0.0%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
HPHT Finance 21 II Ltd 1.5% 9/17/2026 (g)	650,000	630,173
INDIA - 0.1%
Financials - 0.1%
Banks - 0.1%
HDFC Bank Ltd/Gandhinagar 5.686% 3/2/2026 (g)	800,000	804,896
State Bank of India/London 1.8% 7/13/2026 (g)	1,850,000	1,810,584

TOTAL INDIA		2,615,480
INDONESIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Bank Mandiri Persero Tbk PT 5.5% 4/4/2026 (g)	1,900,000	1,914,193
IRELAND - 0.4%
Financials - 0.3%
Banks - 0.1%
Bank of Ireland Group PLC 2.029% 9/30/2027 (b)(c)	2,200,000	2,142,325
Consumer Finance - 0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.75% 1/30/2026	3,200,000	3,163,364
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 10/1/2025	2,000,000	1,999,565
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.1% 1/15/2027	695,000	710,199
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	1,551,000	1,601,081
		7,474,209
TOTAL FINANCIALS		9,616,534

Industrials - 0.1%
Transportation Infrastructure - 0.1%
Avolon Holdings Funding Ltd 2.125% 2/21/2026 (b)	805,000	795,394
Avolon Holdings Funding Ltd 4.25% 4/15/2026 (b)	2,600,000	2,593,338
Avolon Holdings Funding Ltd 5.75% 3/1/2029 (b)	685,000	708,879
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (b)	300,000	313,769
		4,411,380
TOTAL IRELAND		14,027,914
ITALY - 0.2%
Utilities - 0.2%
Electric Utilities - 0.2%
Enel Finance International NV 1.625% 7/12/2026 (b)(e)	4,805,000	4,691,788
Enel Finance International NV 7.05% 10/14/2025 (b)(e)	4,025,000	4,035,308

TOTAL ITALY		8,727,096
JAPAN - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
NTT Finance Corp 4.567% 7/16/2027 (b)	200,000	201,269
NTT Finance Corp 4.62% 7/16/2028 (b)	705,000	712,522
		913,791
Consumer Staples - 0.0%
Tobacco - 0.0%
Japan Tobacco Inc 4.85% 5/15/2028 (b)	1,620,000	1,648,202
Financials - 0.1%
Banks - 0.1%
Sumitomo Mitsui Financial Group Inc 1.402% 9/17/2026	2,800,000	2,720,929
TOTAL JAPAN		5,282,922
KAZAKHSTAN - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Tengizchevroil Finance Co International Ltd 4% 8/15/2026 (g)	1,680,000	1,664,040
KOREA (SOUTH) - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
KT Corp 4.125% 2/2/2028 (b)	900,000	897,161
Financials - 0.0%
Financial Services - 0.0%
Korea Housing Finance Corp 4.625% 2/24/2028 (b)	1,600,000	1,623,113
Utilities - 0.2%
Electric Utilities - 0.2%
Korea Electric Power Corp 5.375% 4/6/2026 (b)	1,750,000	1,761,943
Korea Hydro & Nuclear Power Co Ltd 1.25% 4/27/2026 (b)	1,421,000	1,394,395
		3,156,338
TOTAL KOREA (SOUTH)		5,676,612
KUWAIT - 0.1%
Materials - 0.1%
Chemicals - 0.1%
EQUATE Petrochemical Co KSC 4.25% 11/3/2026 (g)	1,850,000	1,843,063
MACAU - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Sands China Ltd 3.8% 1/8/2026	1,300,000	1,295,102
NETHERLANDS - 0.5%
Consumer Staples - 0.1%
Beverages - 0.1%
Heineken NV 3.5% 1/29/2028 (b)	4,003,000	3,952,387
Financials - 0.2%
Banks - 0.2%
Cooperatieve Rabobank UA/NY 4.333% 8/28/2026	5,100,000	5,113,403
ING Groep NV 4.858% 3/25/2029 (c)	1,060,000	1,075,090
ING Groep NV 6.083% 9/11/2027 (c)	2,500,000	2,542,051
		8,730,544
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
NXP BV / NXP Funding LLC / NXP USA Inc 3.15% 5/1/2027	195,000	191,695
NXP BV / NXP Funding LLC / NXP USA Inc 3.875% 6/18/2026	2,695,000	2,683,368
NXP BV / NXP Funding LLC / NXP USA Inc 4.3% 6/18/2029	873,000	872,380
NXP BV / NXP Funding LLC / NXP USA Inc 4.3% 8/19/2028	365,000	365,770
NXP BV / NXP Funding LLC / NXP USA Inc 4.4% 6/1/2027	155,000	155,447
NXP BV / NXP Funding LLC 5.35% 3/1/2026	2,600,000	2,605,218
		6,873,878
TOTAL NETHERLANDS		19,556,809
NORWAY - 0.2%
Financials - 0.2%
Banks - 0.2%
DNB Bank ASA 1.127% 9/16/2026 (b)(c)	1,900,000	1,897,400
DNB Bank ASA 1.535% 5/25/2027 (b)(c)	2,000,000	1,960,309
DNB Bank ASA 5.896% 10/9/2026 (b)(c)	3,100,000	3,103,959

TOTAL NORWAY		6,961,668
SAUDI ARABIA - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Ma'aden Sukuk Ltd 5.25% 2/13/2030 (b)	1,500,000	1,541,065
SPAIN - 0.1%
Financials - 0.1%
Banks - 0.1%
Banco Santander SA 5.552% 3/14/2028 (c)	800,000	814,206
CaixaBank SA 6.684% 9/13/2027 (b)(c)	1,530,000	1,564,106

TOTAL SPAIN		2,378,312
SWEDEN - 0.2%
Financials - 0.2%
Banks - 0.2%
Svenska Handelsbanken AB 1.418% 6/11/2027 (b)(c)	3,200,000	3,130,509
Swedbank AB 6.136% 9/12/2026 (b)	2,400,000	2,444,700

TOTAL SWEDEN		5,575,209
SWITZERLAND - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
UBS Group AG 1.494% 8/10/2027 (b)(c)	3,375,000	3,284,867
UBS Group AG 6.327% 12/22/2027 (b)(c)	1,260,000	1,292,640

TOTAL SWITZERLAND		4,577,507
UNITED KINGDOM - 1.3%
Consumer Staples - 0.2%
Beverages - 0.0%
Coca-Cola Europacific Partners PLC 1.5% 1/15/2027 (b)	475,000	457,621
Tobacco - 0.2%
BAT International Finance PLC 1.668% 3/25/2026	2,985,000	2,939,024
BAT International Finance PLC 4.448% 3/16/2028	1,985,000	1,992,138
Imperial Brands Finance PLC 3.5% 7/26/2026 (b)	305,000	302,378
Imperial Brands Finance PLC 4.5% 6/30/2028 (b)	830,000	835,284
Imperial Brands Finance PLC 6.125% 7/27/2027 (b)	1,050,000	1,084,183
		7,153,007
TOTAL CONSUMER STAPLES		7,610,628

Financials - 1.0%
Banks - 1.0%
Barclays PLC 4.476% 11/11/2029 (c)	535,000	535,958
Barclays PLC 5.086% 2/25/2029 (c)	1,085,000	1,102,633
Barclays PLC 5.829% 5/9/2027 (c)	2,600,000	2,623,569
Barclays PLC 6.496% 9/13/2027 (c)	2,600,000	2,653,981
Barclays PLC 7.325% 11/2/2026 (c)	4,145,000	4,162,876
HSBC Holdings PLC 4.899% 3/3/2029 (c)	1,005,000	1,019,406
HSBC Holdings PLC 5.13% 11/19/2028 (c)	1,220,000	1,239,938
HSBC Holdings PLC 5.597% 5/17/2028 (c)	1,045,000	1,066,922
HSBC Holdings PLC 5.887% 8/14/2027 (c)	2,600,000	2,634,992
HSBC Holdings PLC 7.336% 11/3/2026 (c)	2,000,000	2,009,068
Lloyds Banking Group PLC 1.627% 5/11/2027 (c)	3,200,000	3,139,398
Lloyds Banking Group PLC 5.462% 1/5/2028 (c)	800,000	811,427
Lloyds Banking Group PLC 5.985% 8/7/2027 (c)	2,000,000	2,027,911
NatWest Group PLC 1.642% 6/14/2027 (c)	2,000,000	1,957,611
NatWest Group PLC 5.847% 3/2/2027 (c)	3,300,000	3,323,433
NatWest Group PLC 7.472% 11/10/2026 (c)	3,000,000	3,016,015
Santander UK Group Holdings PLC 1.673% 6/14/2027 (c)	420,000	411,056
Standard Chartered PLC 4.3% 2/19/2027 (b)	327,000	325,936
Standard Chartered PLC 5.688% 5/14/2028 (b)(c)	780,000	796,591
		34,858,721
Health Care - 0.1%
Pharmaceuticals - 0.1%
GlaxoSmithKline Capital PLC U.S. SOFR Index + 0.5%, 4.8554% 3/12/2027 (c)(d)	3,046,000	3,056,330
Industrials - 0.0%
Aerospace & Defense - 0.0%
BAE Systems PLC 5% 3/26/2027 (b)	840,000	849,612
TOTAL UNITED KINGDOM		46,375,291
UNITED STATES - 12.9%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.1%
SBA Tower Trust 4.831% 10/15/2029 (b)	2,245,000	2,262,807
SBA Tower Trust 6.599% 11/15/2052 (b)	1,160,000	1,192,119
Verizon Communications Inc 2.1% 3/22/2028	1,583,000	1,507,235
		4,962,161
Entertainment - 0.0%
Take-Two Interactive Software Inc 5% 3/28/2026	1,375,000	1,378,884
Media - 0.1%
Charter Communications Operating LLC / Charter Communications Operating Capital 6.15% 11/10/2026	435,000	441,522
Comcast Corp 4.15% 10/15/2028	440,000	441,403
Cox Communications Inc 3.35% 9/15/2026 (b)	460,000	454,835
Cox Communications Inc 3.5% 8/15/2027 (b)	350,000	344,046
Omnicom Group Inc / Omnicom Capital Inc 3.6% 4/15/2026	370,000	368,017
		2,049,823
Wireless Telecommunication Services - 0.2%
Sprint LLC 7.625% 3/1/2026	2,500,000	2,512,431
T-Mobile USA Inc 2.625% 4/15/2026	3,200,000	3,163,612
T-Mobile USA Inc 5.375% 4/15/2027	2,000,000	2,000,000
		7,676,043
TOTAL COMMUNICATION SERVICES		16,066,911

Consumer Discretionary - 1.2%
Automobiles - 0.8%
American Honda Finance Corp 4.95% 1/9/2026	2,308,000	2,312,457
American Honda Finance Corp 5.65% 11/15/2028	1,245,000	1,298,660
American Honda Finance Corp U.S. SOFR Index + 0.65%, 4.9966% 5/20/2026 (c)(d)	2,600,000	2,605,278
General Motors Co 5.35% 4/15/2028	535,000	547,041
General Motors Financial Co Inc 5.05% 4/4/2028	1,575,000	1,601,028
General Motors Financial Co Inc 5.25% 3/1/2026	1,800,000	1,803,043
General Motors Financial Co Inc 5.35% 7/15/2027	1,236,000	1,258,681
General Motors Financial Co Inc 5.4% 4/6/2026	2,495,000	2,506,728
General Motors Financial Co Inc 5.4% 5/8/2027	711,000	722,897
Hyundai Capital America 4.85% 3/25/2027 (b)	615,000	619,562
Hyundai Capital America 4.875% 6/23/2027 (b)	785,000	791,701
Hyundai Capital America 5% 1/7/2028 (b)	985,000	998,230
Hyundai Capital America 5.25% 1/8/2027 (b)	675,000	682,415
Hyundai Capital America 5.45% 6/24/2026 (b)	2,000,000	2,015,285
Hyundai Capital America 5.5% 3/30/2026 (b)	935,000	940,580
Hyundai Capital America 5.6% 3/30/2028 (b)	580,000	596,898
Hyundai Capital America 6.25% 11/3/2025 (b)	440,000	441,245
Hyundai Capital America U.S. SOFR Index + 1.12%, 5.4785% 6/23/2027 (b)(c)(d)	2,210,000	2,221,561
		23,963,290
Broadline Retail - 0.1%
eBay Inc 3.6% 6/5/2027	1,905,000	1,889,599
Diversified Consumer Services - 0.0%
ERAC USA Finance LLC 4.6% 5/1/2028 (b)	1,205,000	1,221,252
ERAC USA Finance LLC 5% 2/15/2029 (b)	505,000	517,124
		1,738,376
Hotels, Restaurants & Leisure - 0.1%
Darden Restaurants Inc 4.35% 10/15/2027	1,120,000	1,125,285
Marriott International Inc/MD 3.125% 6/15/2026	1,628,000	1,612,502
Marriott International Inc/MD 5.45% 9/15/2026	325,000	328,860
Starbucks Corp 2% 3/12/2027	300,000	290,710
Starbucks Corp 4% 11/15/2028	755,000	754,639
		4,111,996
Household Durables - 0.0%
Mohawk Industries Inc 5.85% 9/18/2028	416,000	434,703
Leisure Products - 0.0%
Mattel Inc 3.375% 4/1/2026 (b)	1,418,000	1,405,312
Specialty Retail - 0.2%
AutoZone Inc 5.165% 6/15/2030	800,000	825,689
Home Depot Inc/The U.S. SOFR Index + 0.33%, 4.6863% 12/24/2025 (c)(d)	2,335,000	2,336,396
O'Reilly Automotive Inc 4.35% 6/1/2028	723,000	725,991
O'Reilly Automotive Inc 5.75% 11/20/2026	2,298,000	2,336,312
		6,224,388
TOTAL CONSUMER DISCRETIONARY		39,767,664

Consumer Staples - 0.6%
Beverages - 0.1%
Keurig Dr Pepper Inc U.S. SOFR Index + 0.58%, 4.9328% 11/15/2026 (c)(d)	2,985,000	2,985,388
PepsiCo Inc 4.1% 1/15/2029	1,575,000	1,578,686
		4,564,074
Consumer Staples Distribution & Retail - 0.3%
Dollar General Corp 3.875% 4/15/2027	373,000	370,778
Dollar General Corp 4.125% 5/1/2028	1,279,000	1,272,717
Dollar General Corp 4.625% 11/1/2027	620,000	624,375
Dollar General Corp 5.2% 7/5/2028	584,000	598,691
Kroger Co/The 2.65% 10/15/2026	812,000	798,521
Mars Inc 4.45% 3/1/2027 (b)	2,200,000	2,213,269
Mars Inc 4.55% 4/20/2028 (b)	1,660,000	1,680,986
Mars Inc 4.6% 3/1/2028 (b)	1,080,000	1,093,452
Walmart Inc U.S. SOFR Averages Index + 0.43%, 4.7867% 4/28/2027 (c)(d)	2,436,000	2,443,021
		11,095,810
Food Products - 0.2%
Bunge Ltd Finance Corp 2% 4/21/2026	515,000	506,707
Bunge Ltd Finance Corp 4.9% 4/21/2027	1,230,000	1,241,019
Conagra Brands Inc 5% 8/1/2030	320,000	322,694
McCormick & Co Inc/MD 0.9% 2/15/2026	3,450,000	3,394,251
The Campbell's Company 5.3% 3/20/2026	579,000	581,531
		6,046,202
Tobacco - 0.0%
Altria Group Inc 2.625% 9/16/2026	855,000	840,868
Philip Morris International Inc 5.125% 11/17/2027	307,000	313,510
		1,154,378
TOTAL CONSUMER STAPLES		22,860,464

Energy - 1.0%
Energy Equipment & Services - 0.0%
Schlumberger Holdings Corp 3.9% 5/17/2028 (b)	1,363,000	1,359,551
Oil, Gas & Consumable Fuels - 1.0%
BP Capital Markets PLC 3.723% 11/28/2028	855,000	846,056
Cheniere Corpus Christi Holdings LLC 5.125% 6/30/2027	1,005,000	1,015,757
Chevron USA Inc U.S. SOFR Averages Index + 0.36%, 4.726% 2/26/2027 (c)(d)	2,704,000	2,706,875
Columbia Pipelines Holding Co LLC 6.055% 8/15/2026 (b)	150,000	151,797
Diamondback Energy Inc 5.2% 4/18/2027	875,000	888,140
Energy Transfer LP 5.25% 7/1/2029	645,000	665,230
Energy Transfer LP 5.625% 5/1/2027 (b)	2,000,000	2,000,157
Energy Transfer LP 6.05% 12/1/2026	1,885,000	1,921,146
EQT Corp 3.125% 5/15/2026 (b)	1,715,000	1,694,936
Gray Oak Pipeline LLC 2.6% 10/15/2025 (b)	385,000	383,777
HF Sinclair Corp 5.75% 1/15/2031	1,220,000	1,259,826
Kinder Morgan Inc 5.15% 6/1/2030	860,000	884,371
MPLX LP 4.8% 2/15/2031	2,875,000	2,877,162
Occidental Petroleum Corp 5% 8/1/2027	341,000	344,368
Occidental Petroleum Corp 5.2% 8/1/2029	465,000	470,993
ONEOK Inc 4.25% 9/24/2027	1,570,000	1,571,415
ONEOK Inc 4.85% 7/15/2026	1,899,000	1,903,804
ONEOK Inc 5.55% 11/1/2026	990,000	1,001,617
Ovintiv Inc 5.375% 1/1/2026	461,000	461,124
Sabine Pass Liquefaction LLC 4.2% 3/15/2028	308,000	307,927
Sabine Pass Liquefaction LLC 5.875% 6/30/2026	657,000	659,566
Schlumberger Investment SA 4.5% 5/15/2028	749,000	754,642
Targa Resources Corp 5.2% 7/1/2027	345,000	350,685
Transcontinental Gas Pipe Line Co LLC 7.85% 2/1/2026	3,000,000	3,018,777
Valero Energy Corp 5.15% 2/15/2030	365,000	375,980
Western Gas Partners LP 4.65% 7/1/2026	2,000,000	1,998,000
Williams Cos Inc/The 4.625% 6/30/2030	1,045,000	1,050,499
Williams Cos Inc/The 4.8% 11/15/2029	670,000	681,882
Williams Cos Inc/The 5.4% 3/2/2026	2,140,000	2,149,997
		34,396,506
TOTAL ENERGY		35,756,057

Financials - 5.6%
Banks - 2.3%
Bank of America Corp 1.658% 3/11/2027 (c)	3,100,000	3,055,979
Bank of America Corp 1.734% 7/22/2027 (c)	3,465,000	3,385,961
Bank of America Corp 3.559% 4/23/2027 (c)	2,700,000	2,686,554
Bank of America Corp 4.623% 5/9/2029 (c)	1,435,000	1,451,187
Bank of America Corp 5.08% 1/20/2027 (c)	645,000	646,522
Citibank NA 4.929% 8/6/2026	3,000,000	3,020,114
Citibank NA U.S. SOFR Index + 0.781%, 5.1371% 5/29/2027 (c)(d)	2,650,000	2,669,828
Citigroup Inc 5.174% 2/13/2030 (c)	710,000	728,584
Citigroup Inc U.S. SOFR Index + 1.1143%, 5.497% 5/7/2028 (c)(d)	2,200,000	2,214,757
Huntington National Bank/The U.S. SOFR Index + 0.72%, 5.0699% 4/12/2028 (c)(d)	2,312,000	2,310,688
JPMorgan Chase & Co 1.04% 2/4/2027 (c)	3,025,000	2,982,503
JPMorgan Chase & Co 1.578% 4/22/2027 (c)	3,200,000	3,145,096
JPMorgan Chase & Co 4.979% 7/22/2028 (c)	800,000	811,479
JPMorgan Chase & Co 5.04% 1/23/2028 (c)	710,000	717,423
JPMorgan Chase & Co 5.103% 4/22/2031 (c)	835,000	861,463
JPMorgan Chase & Co 6.07% 10/22/2027 (c)	2,500,000	2,549,121
JPMorgan Chase & Co U.S. SOFR Index + 0.885%, 5.2348% 4/22/2027 (c)(d)	747,000	749,086
Manufacturers & Traders Trust Co 4.762% 7/6/2028 (c)	855,000	861,682
Morgan Stanley Bank NA 4.447% 10/15/2027 (c)	1,100,000	1,100,889
Morgan Stanley Bank NA U.S. SOFR Index + 0.685%, 5.0352% 10/15/2027 (c)(d)	3,000,000	3,008,394
Morgan Stanley Private Bank NA U.S. SOFR Index + 0.77%, 5.1231% 7/6/2028 (c)(d)	2,610,000	2,617,164
PNC Bank NA U.S. SOFR Index + 0.73%, 5.08% 7/21/2028 (c)(d)	1,937,000	1,939,870
PNC Financial Services Group Inc/The 4.758% 1/26/2027 (c)	3,100,000	3,102,690
PNC Financial Services Group Inc/The 5.102% 7/23/2027 (c)	3,000,000	3,017,177
Santander Holdings USA Inc 2.49% 1/6/2028 (c)	760,000	740,456
Santander Holdings USA Inc 6.124% 5/31/2027 (c)	160,000	161,802
Truist Bank U.S. SOFR Index + 0.77%, 5.1236% 7/24/2028 (c)(d)	2,600,000	2,600,494
Truist Financial Corp 1.267% 3/2/2027 (c)	3,200,000	3,151,637
Truist Financial Corp 6.047% 6/8/2027 (c)	3,000,000	3,034,469
US Bancorp 4.548% 7/22/2028 (c)	1,070,000	1,077,375
US Bancorp 5.727% 10/21/2026 (c)	3,415,000	3,420,169
US Bank NA/Cincinnati OH U.S. SOFR Index + 0.91%, 5.2628% 5/15/2028 (c)(d)	3,500,000	3,520,306
Wells Fargo & Co 3% 4/22/2026	1,000,000	992,179
Wells Fargo & Co 3.196% 6/17/2027 (c)	3,200,000	3,172,281
Wells Fargo & Co 3.526% 3/24/2028 (c)	2,180,000	2,156,756
Wells Fargo & Co 4.9% 1/24/2028 (c)	1,550,000	1,563,470
Wells Fargo & Co 4.97% 4/23/2029 (c)	2,895,000	2,949,929
Wells Fargo & Co 5.707% 4/22/2028 (c)	2,500,000	2,556,944
		80,732,478
Capital Markets - 1.7%
Athene Global Funding 1.608% 6/29/2026 (b)	2,700,000	2,640,916
Athene Global Funding 2.95% 11/12/2026 (b)	2,700,000	2,654,645
Athene Global Funding 4.86% 8/27/2026 (b)	2,885,000	2,899,616
Athene Global Funding 5.349% 7/9/2027 (b)	860,000	874,214
Athene Global Funding 5.62% 5/8/2026 (b)	3,100,000	3,124,610
Athene Global Funding 5.684% 2/23/2026 (b)	1,320,000	1,328,526
Bank of New York Mellon 4.729% 4/20/2029 (c)	1,040,000	1,057,154
Bank of New York Mellon Corp/The 4.947% 4/26/2027 (c)	2,600,000	2,612,094
Bank of New York Mellon Corp/The U.S. SOFR Averages Index + 0.68%, 5.0342% 6/9/2028 (c)(d)	2,600,000	2,607,429
Bank of New York Mellon U.S. SOFR Averages Index + 0.71%, 5.06% 4/20/2027 (c)(d)	3,500,000	3,507,823
Charles Schwab Corp/The 2.45% 3/3/2027	1,489,000	1,455,362
Charles Schwab Corp/The 3.2% 3/2/2027	375,000	370,290
Equitable America Global Funding 4.65% 6/9/2028 (b)	875,000	883,557
GA Global Funding Trust 5.4% 1/13/2030 (b)	1,135,000	1,177,351
Goldman Sachs Group Inc/The 1.093% 12/9/2026 (c)	3,100,000	3,071,820
Goldman Sachs Group Inc/The 1.431% 3/9/2027 (c)	2,650,000	2,608,766
Goldman Sachs Group Inc/The 1.542% 9/10/2027 (c)	2,800,000	2,720,341
Goldman Sachs Group Inc/The 4.482% 8/23/2028 (c)	735,000	738,243
Goldman Sachs Group Inc/The 4.937% 4/23/2028 (c)	1,970,000	1,990,650
Goldman Sachs Group Inc/The 5.218% 4/23/2031 (c)	1,100,000	1,135,680
Goldman Sachs Group Inc/The U.S. SOFR Index + 1.29%, 5.6421% 4/23/2028 (c)(d)	1,900,000	1,918,119
Intercontinental Exchange Inc 3.625% 9/1/2028	754,000	743,848
LPL Holdings Inc 4.625% 11/15/2027 (b)	220,000	219,946
LPL Holdings Inc 4.9% 4/3/2028	465,000	470,918
LPL Holdings Inc 5.7% 5/20/2027	1,298,000	1,322,939
LPL Holdings Inc 6.75% 11/17/2028	325,000	347,895
Morgan Stanley 1.512% 7/20/2027 (c)	2,700,000	2,633,214
Morgan Stanley 4.994% 4/12/2029 (c)	1,065,000	1,084,782
Morgan Stanley 6.138% 10/16/2026 (c)	3,000,000	3,005,446
Nasdaq Inc 5.35% 6/28/2028	380,000	392,075
Northern Trust Corp 3.95% 10/30/2025	545,000	544,288
Sammons Financial Group Global Funding 5.05% 1/10/2028 (b)	585,000	595,034
Sammons Financial Group Global Funding U.S. SOFR Index + 0.85%, 5.2054% 9/2/2027 (b)(c)(d)	2,600,000	2,602,576
State Street Bank & Trust Co U.S. SOFR Index + 0.46%, 4.8199% 11/25/2026 (c)(d)	1,935,000	1,937,565
State Street Corp 5.751% 11/4/2026 (c)	2,000,000	2,004,452
State Street Corp U.S. SOFR Index + 0.95%, 5.3036% 4/24/2028 (c)(d)	1,189,000	1,196,770
		60,478,954
Consumer Finance - 0.6%
American Express Co 4.731% 4/25/2029 (c)	840,000	853,801
American Express Co 5.043% 7/26/2028 (c)	710,000	721,461
American Express Co 5.098% 2/16/2028 (c)	380,000	384,541
American Express Co 5.389% 7/28/2027 (c)	2,600,000	2,624,938
American Express Co 5.532% 4/25/2030 (c)	845,000	882,393
American Express Co 5.645% 4/23/2027 (c)	2,600,000	2,621,047
American Express Co 6.338% 10/30/2026 (c)	2,654,000	2,661,708
Capital One Financial Corp 6.312% 6/8/2029 (c)	415,000	435,573
Capital One Financial Corp 7.149% 10/29/2027 (c)	410,000	422,467
Ford Motor Credit Co LLC 5.125% 11/5/2026	780,000	781,288
Ford Motor Credit Co LLC 5.8% 3/5/2027	835,000	841,465
Ford Motor Credit Co LLC 5.918% 3/20/2028	550,000	558,195
Toyota Motor Credit Corp U.S. SOFR Averages Index + 0.45%, 4.8001% 4/10/2026 (c)(d)	3,100,000	3,104,501
Toyota Motor Credit Corp U.S. SOFR Index + 0.77%, 5.1243% 8/7/2026 (c)(d)	3,031,000	3,044,454
		19,937,832
Financial Services - 0.5%
BP Capital Markets America Inc 4.234% 11/6/2028	585,000	587,818
CNH Industrial Capital LLC 1.45% 7/15/2026	2,200,000	2,145,358
CNH Industrial Capital LLC 5.45% 10/14/2025	2,800,000	2,802,422
Corebridge Global Funding 4.25% 8/21/2028 (b)	760,000	762,177
Corebridge Global Funding 4.65% 8/20/2027 (b)	415,000	418,990
Corebridge Global Funding 5.2% 1/12/2029 (b)	325,000	334,136
Crown Castle Towers LLC 4.241% 7/15/2048 (b)	290,000	286,436
Fiserv Inc 4.2% 10/1/2028	686,000	685,615
Fiserv Inc 4.55% 2/15/2031	330,000	329,940
Fiserv Inc 5.15% 3/15/2027	1,805,000	1,827,828
National Rural Utilities Cooperative Finance Corp 4.12% 9/16/2027	448,000	449,014
National Rural Utilities Cooperative Finance Corp 4.8% 3/15/2028	774,000	789,233
National Rural Utilities Cooperative Finance Corp 5.1% 5/6/2027	582,000	591,606
Penske Truck Leasing Co Lp / PTL Finance Corp 1.7% 6/15/2026 (b)	364,000	356,331
Penske Truck Leasing Co Lp / PTL Finance Corp 3.4% 11/15/2026 (b)	90,000	88,936
Penske Truck Leasing Co Lp / PTL Finance Corp 5.35% 1/12/2027 (b)	515,000	521,068
Penske Truck Leasing Co Lp / PTL Finance Corp 5.75% 5/24/2026 (b)	2,170,000	2,186,088
Western Union Co/The 1.35% 3/15/2026	2,954,000	2,904,127
		18,067,123
Insurance - 0.5%
Brighthouse Financial Global Funding 1.55% 5/24/2026 (b)	250,000	244,485
Brown & Brown Inc 4.6% 12/23/2026	828,000	831,882
Brown & Brown Inc 4.7% 6/23/2028	420,000	424,023
CNO Global Funding 1.75% 10/7/2026 (b)	1,810,000	1,758,857
CNO Global Funding 4.875% 12/10/2027 (b)	410,000	415,556
Equitable Financial Life Global Funding 1.7% 11/12/2026 (b)	460,000	446,574
Equitable Financial Life Global Funding 4.6% 4/1/2027 (b)	1,597,000	1,606,239
Fortitude Group Holdings LLC 6.25% 4/1/2030 (b)	1,625,000	1,688,439
Health Care Service Corp 5.2% 6/15/2029 (b)	585,000	602,021
Jackson National Life Global Funding 4.9% 1/13/2027 (b)	3,335,000	3,358,985
Jackson National Life Global Funding 5.55% 7/2/2027 (b)	715,000	730,311
Jackson National Life Global Funding 5.6% 4/10/2026 (b)	1,220,000	1,228,629
Jackson National Life Global Funding U.S. SOFR Index + 0.97%, 5.3199% 1/14/2028 (b)(c)(d)	2,500,000	2,507,191
Marsh & McLennan Cos Inc 4.55% 11/8/2027	1,540,000	1,557,891
Reinsurance Group of America Inc 3.95% 9/15/2026	865,000	862,208
RGA Global Funding 4.35% 8/25/2028 (b)	1,220,000	1,223,387
Trinity Acq PLC 4.4% 3/15/2026	250,000	249,688
		19,736,366
TOTAL FINANCIALS		198,952,753

Health Care - 1.2%
Biotechnology - 0.1%
Gilead Sciences Inc 3.65% 3/1/2026	3,000,000	2,989,814
Health Care Equipment & Supplies - 0.2%
Becton Dickinson & Co 4.693% 2/13/2028	1,325,000	1,343,287
Becton Dickinson & Co 6.7% 12/1/2026	731,000	750,806
Solventum Corp 5.45% 2/25/2027	2,010,000	2,048,534
Stryker Corp 4.7% 2/10/2028	1,240,000	1,258,387
		5,401,014
Health Care Providers & Services - 0.8%
Cardinal Health Inc 4.5% 9/15/2030	805,000	806,466
Cencora Inc 3.45% 12/15/2027	190,000	187,210
Cencora Inc 4.625% 12/15/2027	720,000	726,936
Cencora Inc 4.85% 12/15/2029	385,000	393,776
Centene Corp 4.625% 12/15/2029	3,560,000	3,428,701
CVS Health Corp 1.3% 8/21/2027	2,175,000	2,053,715
CVS Health Corp 2.875% 6/1/2026	733,000	724,334
CVS Health Corp 3% 8/15/2026	415,000	409,694
CVS Health Corp 4.3% 3/25/2028	730,000	729,654
CVS Health Corp 5% 2/20/2026	2,822,000	2,828,586
Elevance Health Inc 5.35% 10/15/2025	305,000	305,064
HCA Inc 3.125% 3/15/2027	1,140,000	1,121,556
HCA Inc 5.625% 9/1/2028	2,100,000	2,165,777
HCA Inc 5.875% 2/15/2026	5,665,000	5,669,671
Highmark Inc 1.45% 5/10/2026 (b)	435,000	425,440
Humana Inc 5.75% 12/1/2028	912,000	950,552
Humana Inc 5.75% 3/1/2028	300,000	310,482
Icon Investments Six DAC 5.809% 5/8/2027	1,690,000	1,725,105
PeaceHealth Obligated Group 1.375% 11/15/2025	190,000	188,843
		25,151,562
Health Care Technology - 0.0%
IQVIA Inc 6.25% 2/1/2029	440,000	463,177
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific Inc 1.75% 10/15/2028	720,000	673,144
Pharmaceuticals - 0.1%
Utah Acquisition Sub Inc 3.95% 6/15/2026	1,230,000	1,222,834
Viatris Inc 2.3% 6/22/2027	736,000	706,305
Zoetis Inc 3% 9/12/2027	1,294,000	1,268,096
		3,197,235
TOTAL HEALTH CARE		37,875,946

Industrials - 0.7%
Aerospace & Defense - 0.2%
Boeing Co 2.196% 2/4/2026	2,795,000	2,768,213
Boeing Co 3.2% 3/1/2029	845,000	812,676
Boeing Co 6.259% 5/1/2027	1,695,000	1,744,184
Huntington Ingalls Industries Inc 5.353% 1/15/2030	330,000	340,096
Northrop Grumman Corp 3.25% 1/15/2028	535,000	525,330
RTX Corp 6.7% 8/1/2028	142,000	151,749
RTX Corp 7% 11/1/2028	565,000	607,780
		6,950,028
Building Products - 0.0%
Owens Corning 3.4% 8/15/2026	517,000	512,431
Owens Corning 5.5% 6/15/2027	690,000	705,255
		1,217,686
Commercial Services & Supplies - 0.0%
Waste Management Inc 3.875% 1/15/2029	1,505,000	1,493,219
Electrical Equipment - 0.1%
Regal Rexnord Corp 6.05% 2/15/2026	2,340,000	2,349,781
Regal Rexnord Corp 6.05% 4/15/2028	1,045,000	1,081,882
Trans-Allegheny Interstate Line Co 5.2% 1/15/2031 (b)	190,000	194,648
		3,626,311
Ground Transportation - 0.1%
Uber Technologies Inc 4.5% 8/15/2029 (b)	1,842,000	1,840,512
Industrial Conglomerates - 0.1%
Trane Technologies Financing Ltd 3.5% 3/21/2026	1,842,000	1,832,474
Machinery - 0.0%
Fortive Corp 3.15% 6/15/2026	1,133,000	1,122,056
Passenger Airlines - 0.0%
American Airlines 2017-2 Class B equipment trust certificate 3.7% 4/15/2027	227,960	227,340
Delta Air Lines Inc 4.95% 7/10/2028	695,000	703,545
		930,885
Professional Services - 0.1%
Booz Allen Hamilton Inc 3.875% 9/1/2028 (b)	1,915,000	1,870,691
Booz Allen Hamilton Inc 4% 7/1/2029 (b)	210,000	204,426
Paychex Inc 5.1% 4/15/2030	1,174,000	1,208,341
Verisk Analytics Inc 4.5% 8/15/2030	1,080,000	1,084,346
		4,367,804
Trading Companies & Distributors - 0.1%
GATX Corp 3.25% 9/15/2026	455,000	449,192
GATX Corp 3.85% 3/30/2027	284,000	281,669
GATX Corp 5.4% 3/15/2027	1,170,000	1,186,686
		1,917,547
TOTAL INDUSTRIALS		25,298,522

Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp 4.75% 3/30/2026	340,000	340,705
Dell International LLC / EMC Corp 4.75% 4/1/2028	1,005,000	1,019,200
Dell International LLC / EMC Corp 4.9% 10/1/2026	1,750,000	1,757,257
Dell International LLC / EMC Corp 6.02% 6/15/2026	3,000,000	3,026,245
Keysight Technologies Inc 5.35% 7/30/2030	855,000	888,312
		7,031,719
IT Services - 0.1%
IBM Corporation 4.65% 2/10/2028	2,538,000	2,575,026
Semiconductors & Semiconductor Equipment - 0.2%
Analog Devices Inc 1.7% 10/1/2028	425,000	397,113
Foundry JV Holdco LLC 5.5% 1/25/2031 (b)	380,000	394,596
Foundry JV Holdco LLC 5.9% 1/25/2030 (b)	330,000	348,233
Intel Corp 3.15% 5/11/2027	376,000	368,733
Intel Corp 3.75% 8/5/2027	655,000	648,105
Intel Corp 4% 8/5/2029	715,000	703,987
Intel Corp 4.875% 2/10/2028	222,000	224,921
Marvell Technology Inc 1.65% 4/15/2026	1,810,000	1,778,466
Marvell Technology Inc 4.75% 7/15/2030	310,000	312,825
Marvell Technology Inc 4.875% 6/22/2028	1,520,000	1,540,739
Micron Technology Inc 5.375% 4/15/2028	935,000	963,999
		7,681,717
Software - 0.2%
Atlassian Corp 5.25% 5/15/2029	425,000	437,749
Fortinet Inc 1% 3/15/2026	1,485,000	1,457,250
Oracle Corp 5.8% 11/10/2025	510,000	511,158
Synopsys Inc 4.65% 4/1/2028	2,075,000	2,103,055
VMware LLC 1.4% 8/15/2026	3,100,000	3,014,127
Workday Inc 3.5% 4/1/2027	525,000	519,978
		8,043,317
Technology Hardware, Storage & Peripherals - 0.0%
Hewlett Packard Enterprise Co 4.45% 9/25/2026	1,481,000	1,483,089
TOTAL INFORMATION TECHNOLOGY		26,814,868

Materials - 0.2%
Chemicals - 0.2%
Celanese US Holdings LLC 1.4% 8/5/2026	930,000	894,405
Celanese US Holdings LLC 6.665% 7/15/2027 (c)	579,000	595,784
Chevron Phillips Chemical Co LLC / Chevron Phillips Chemical Co LP 3.4% 12/1/2026 (b)	2,600,000	2,576,114
FMC Corp 3.2% 10/1/2026	535,000	527,839
FMC Corp 3.45% 10/1/2029	848,000	802,924
International Flavors & Fragrances Inc 1.23% 10/1/2025 (b)	822,000	819,563
LYB International Finance III LLC 1.25% 10/1/2025	942,000	939,321
		7,155,950
Construction Materials - 0.0%
Amrize Finance US LLC 4.7% 4/7/2028 (b)	1,025,000	1,037,692
Amrize Finance US LLC 4.95% 4/7/2030 (b)	375,000	382,756
		1,420,448
TOTAL MATERIALS		8,576,398

Real Estate - 0.4%
Diversified REITs - 0.1%
Vici Properties LP / Vici Note Co Inc 4.25% 12/1/2026 (b)	2,550,000	2,538,650
Industrial REITs - 0.0%
Prologis LP 3.875% 9/15/2028	350,000	348,010
Office REITs - 0.1%
COPT Defense Properties LP 2.25% 3/15/2026	2,700,000	2,661,851
Kilroy Realty LP 4.375% 10/1/2025	755,000	754,596
		3,416,447
Real Estate Management & Development - 0.0%
CBRE Services Inc 5.1% 6/15/2030	390,000	395,587
Essex Portfolio LP 3.375% 4/15/2026	794,000	788,585
		1,184,172
Retail REITs - 0.0%
Realty Income Corp 5.05% 1/13/2026	230,000	230,020
Specialized REITs - 0.2%
American Tower Corp 1.6% 4/15/2026	2,043,000	2,007,206
American Tower Corp 3.55% 7/15/2027	645,000	638,060
Crown Castle Inc 1.05% 7/15/2026	1,005,000	976,591
Crown Castle Inc 2.9% 3/15/2027	1,115,000	1,092,146
Crown Castle Inc 4.3% 2/15/2029	335,000	333,148
Crown Castle Inc 4.45% 2/15/2026	905,000	903,055
Crown Castle Inc 4.8% 9/1/2028	835,000	844,922
Crown Castle Inc 5% 1/11/2028	600,000	608,155
Crown Castle Inc 5.6% 6/1/2029	515,000	535,050
		7,938,333
TOTAL REAL ESTATE		15,655,632

Utilities - 0.9%
Electric Utilities - 0.6%
American Electric Power Co Inc 5.2% 1/15/2029	1,165,000	1,201,363
Appalachian Power Co 3.3% 6/1/2027	1,723,000	1,696,743
DTE Electric Co 4.25% 5/14/2027	474,000	475,891
Duke Energy Corp 4.3% 3/15/2028	515,000	517,617
Eversource Energy 4.75% 5/15/2026	2,000,000	2,004,621
Exelon Corp 3.4% 4/15/2026	1,136,000	1,129,279
Exelon Corp 5.15% 3/15/2029	380,000	391,013
FirstEnergy Corp 3.9% 7/15/2027 (e)	1,257,000	1,247,824
FirstEnergy Transmission LLC 4.55% 1/15/2030	310,000	312,482
NextEra Energy Capital Holdings Inc 1.875% 1/15/2027	1,255,000	1,216,349
NextEra Energy Capital Holdings Inc 4.6% 9/1/2027	255,000	257,410
NextEra Energy Capital Holdings Inc 4.685% 9/1/2027	1,187,000	1,198,218
NextEra Energy Capital Holdings Inc 5.749% 9/1/2025	315,000	314,961
Niagara Mohawk Power Corp 4.647% 10/3/2030 (b)	655,000	657,846
NRG Energy Inc 2% 12/2/2025 (b)	560,000	555,595
Oncor Electric Delivery Co LLC 4.5% 3/20/2027 (b)	1,574,000	1,584,832
Pacific Gas and Electric Co 3.15% 1/1/2026	895,000	889,590
Pacific Gas and Electric Co U.S. SOFR Averages Index + 0.95%, 5.3042% 9/4/2025 (c)(d)	4,100,000	4,100,128
Southern Co/The 5.113% 8/1/2027 (e)	705,000	718,534
Vistra Operations Co LLC 5.05% 12/30/2026 (b)	1,214,000	1,222,940
		21,693,236
Gas Utilities - 0.0%
Southern California Gas Co 2.95% 4/15/2027	815,000	800,444
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The 1.375% 1/15/2026	1,724,000	1,702,017
Constellation Energy Generation LLC 5.6% 3/1/2028	520,000	539,026
		2,241,043
Multi-Utilities - 0.2%
Dominion Energy Inc 1.45% 4/15/2026	4,000,000	3,929,482
DTE Energy Co 4.95% 7/1/2027	600,000	607,996
DTE Energy Co 5.2% 4/1/2030	820,000	845,222
NiSource Inc 5.25% 3/30/2028	210,000	215,778
Public Service Enterprise Group Inc 4.9% 3/15/2030	1,275,000	1,303,604
Sempra 5.4% 8/1/2026	330,000	332,640
		7,234,722
TOTAL UTILITIES		31,969,445

TOTAL UNITED STATES		459,594,660
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $713,106,345)		718,299,982

U.S. Government Agency - Mortgage Securities - 1.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.6%
Connecticut Avenue Securities Trust Series R05 Class 2M1, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5484% 7/25/2045 (b)(c)(d)	607,445	608,989
Fannie Mae 5.5% 9/1/2053	83,870	85,221
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.523%, 6.317% 7/1/2035 (c)(d)	1,368	1,402
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.613%, 6.746% 12/1/2035 (c)(d)	3,323	3,427
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.655%, 6.28% 8/1/2037 (c)(d)	611	630
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.788%, 6.788% 5/1/2038 (c)(d)	2,106	2,184
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.83%, 6.83% 4/1/2038 (c)(d)	4,721	4,919
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.853%, 6.574% 8/1/2038 (c)(d)	3,886	4,037
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.906%, 6.906% 5/1/2038 (c)(d)	5,198	5,406
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 2.04%, 6.665% 12/1/2036 (c)(d)	850	882
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	203,602	163,355
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	202,355	161,486
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	701,064	588,112
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2054	744,346	621,164
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	1,600,937	1,399,452
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	372,775	360,235
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2030	5,639	5,534
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	191,934	168,081
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	114,627	100,487
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2028	144,865	142,628
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2026	13,613	13,526
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2048	429,131	395,016
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2048	56,919	52,394
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2032	10,778	10,660
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2050	17,062	15,546
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2047	141,849	135,144
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2049	57,671	54,567
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2049	17,293	16,356
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	743,013	697,445
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	790,597	740,875
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	735,830	689,323
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2050	32,883	32,039
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	377,603	370,153
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	5,888	5,755
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	54,079	52,809
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2052	1,047,133	1,011,745
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	270,404	269,100
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2041	110,931	110,766
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2049	3,619	3,531
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2048	35,506	34,705
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2033	139,530	141,315
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2053	1,837,961	1,822,248
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2036	8,825	8,955
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2050	989,201	996,817
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2038	4,093	4,154
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2035	112,289	113,887
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2035	16,996	17,228
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2035	6,356	6,443
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	64,962	65,839
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2040	58,906	59,820
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2035	48,260	48,923
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2045	34,488	35,022
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2053	4,090,113	4,066,646
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2053	731,548	728,494
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2035	164,674	170,191
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2037	1,075	1,115
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2038	1,692	1,757
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2035	15,517	16,075
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	1,610,352	1,635,295
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2039	14,438	15,000
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2054	1,368,292	1,389,058
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2036	3,833	3,973
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2054	785,098	797,258
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2036	6,878	7,129
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2036	4,766	4,940
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2039	13,562	14,084
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2040	332,081	345,138
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2054	155,024	157,377
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2039	13,442	13,965
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2034	27,674	28,577
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2037	36,539	37,818
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2037	32,179	33,304
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2037	25,316	26,221
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2037	10,978	11,359
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.372%, 6.001% 10/1/2033 (c)(d)	11,993	12,126
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2037	1,031	1,090
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2041	11,069	11,708
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2034	5,157	5,400
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2034	1,255	1,315
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2037	3,763	3,960
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2049	499,368	526,179
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2034	48,043	50,103
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2037	3,583	3,770
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2035	8,316	8,710
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2040	35,571	37,634
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2037	3,998	4,211
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2038	2,392	2,528
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2036	1,288	1,355
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	448,658	461,487
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	62,926	64,725
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	360,517	371,135
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2039	54,861	58,023
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055	94,239	97,746
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	13,101	13,659
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2054	8,055,240	8,356,257
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2055	219,282	228,641
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	14,496	15,136
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2054	81,909	84,957
Freddie Mac Gold Pool 2.5% 1/1/2052	778,510	656,973
Freddie Mac Gold Pool 2.5% 4/1/2052	423,054	357,009
Freddie Mac Gold Pool 3% 11/1/2034	140,272	135,641
Freddie Mac Gold Pool 3.5% 12/1/2047	498,507	459,469
Freddie Mac Gold Pool 3.5% 2/1/2052	918,926	835,823
Freddie Mac Gold Pool 4% 12/1/2049	108,075	102,528
Freddie Mac Gold Pool 4.5% 2/1/2053	462,930	447,141
Freddie Mac Gold Pool 4.5% 5/1/2050	97,946	95,432
Freddie Mac Gold Pool 4.5% 9/1/2052	3,366,385	3,252,620
Freddie Mac Gold Pool 5% 12/1/2041	189,178	192,118
Freddie Mac Gold Pool 5.5% 10/1/2038	1,308	1,360
Freddie Mac Gold Pool 5.5% 4/1/2055	1,428,886	1,441,842
Freddie Mac Gold Pool 5.5% 7/1/2055	744,086	750,205
Freddie Mac Gold Pool 6% 10/1/2054	721,454	739,828
Freddie Mac Gold Pool 6% 10/1/2054	222,346	228,895
Freddie Mac Gold Pool 6% 12/1/2054	999,967	1,025,294
Freddie Mac Gold Pool 6% 2/1/2035	30,545	32,019
Freddie Mac Gold Pool 6% 3/1/2055	291,596	298,435
Freddie Mac Gold Pool 6% 5/1/2055	194,069	199,254
Freddie Mac Gold Pool 6% 6/1/2055	778,619	798,017
Freddie Mac Gold Pool 6% 9/1/2034	1,632	1,702
Freddie Mac Gold Pool 6% 9/1/2035	10,487	10,995
Freddie Mac Gold Pool 6.5% 12/1/2054	100,577	104,320
Freddie Mac Gold Pool 6.5% 9/1/2054	490,093	510,437
Freddie Mac Gold Pool 6.5% 9/1/2054	137,556	142,675
Freddie Mac Gold Pool 7% 3/1/2039	51,651	54,774
Freddie Mac Gold Pool 7.5% 6/1/2038	45,552	48,344
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.625%, 6.477% 6/1/2038 (c)(d)	6,540	6,736
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.726%, 6.355% 7/1/2035 (c)(d)	2,162	2,220
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.733%, 6.358% 10/1/2036 (c)(d)	4,037	4,154
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.733%, 6.733% 2/1/2037 (c)(d)	1,476	1,522
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.769%, 6.632% 5/1/2038 (c)(d)	4,145	4,282
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.775%, 6.688% 5/1/2037 (c)(d)	1,220	1,260
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.911%, 6.538% 12/1/2036 (c)(d)	2,203	2,284
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.934%, 6.933% 2/1/2037 (c)(d)	774	800
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.032%, 6.796% 11/1/2036 (c)(d)	2,248	2,336
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.069%, 6.988% 2/1/2037 (c)(d)	1,049	1,088
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.083%, 6.957% 2/1/2038 (c)(d)	9,206	9,578
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.347%, 6.681% 11/1/2034 (c)(d)	3,791	3,875
Freddie Mac Non Gold Pool 6% 5/1/2055	631,250	646,932
Freddie Mac Non Gold Pool 6.5% 1/1/2055	148,511	154,015
Freddie Mac Non Gold Pool 6.5% 1/1/2055	50,140	52,001
Freddie Mac Non Gold Pool 6.5% 6/1/2055	1,237,401	1,282,984
Ginnie Mae I Pool 3.5% 7/20/2052	685,187	625,363
Ginnie Mae I Pool 3.5% 8/20/2044	137,931	128,055
Ginnie Mae I Pool 4% 10/20/2052	812,488	764,374
Ginnie Mae I Pool 4% 3/20/2048	59,327	56,013
Ginnie Mae I Pool 4% 4/20/2050	41,882	39,346
Ginnie Mae I Pool 4% 4/20/2050	31,687	29,759
Ginnie Mae I Pool 4% 4/20/2050	20,926	19,659
Ginnie Mae I Pool 4% 4/20/2050	17,585	16,515
Ginnie Mae I Pool 5.5% 4/20/2053	1,260,167	1,275,912
Ginnie Mae I Pool 5.5% 9/15/2045	183,827	188,756
Ginnie Mae I Pool 6% 7/15/2036	77,695	80,481
Ginnie Mae II Pool 3% 9/20/2047	796,311	714,006
Ginnie Mae II Pool 3.5% 1/20/2047	61,635	57,072
Ginnie Mae II Pool 3.5% 10/20/2046	964	893
Ginnie Mae II Pool 3.5% 11/20/2046	57,753	53,532
Ginnie Mae II Pool 3.5% 11/20/2050	739,710	681,020
Ginnie Mae II Pool 3.5% 2/20/2052	858,021	783,308
Ginnie Mae II Pool 4% 4/20/2050	51,079	47,987
Ginnie Mae II Pool 4% 4/20/2050	18,517	17,396
Ginnie Mae II Pool 4% 4/20/2050	12,713	11,943
Ginnie Mae II Pool 4% 4/20/2050	10,389	9,757
Ginnie Mae II Pool 4% 4/20/2050	4,425	4,154
Ginnie Mae II Pool 4% 8/20/2050	25,290	23,972
Ginnie Mae II Pool 4.5% 7/20/2041	201,530	200,430
Ginnie Mae II Pool 4.5% 9/20/2040	41,701	41,489
Ginnie Mae II Pool 5% 1/20/2036	4,236	4,299
Ginnie Mae II Pool 5% 1/20/2048	43,209	43,709
Ginnie Mae II Pool 5% 11/20/2039	122,540	124,571
Ginnie Mae II Pool 5% 12/20/2034	8,131	8,245
Ginnie Mae II Pool 5% 12/20/2035	5,452	5,532
Ginnie Mae II Pool 5% 2/20/2040	8,512	8,654
Ginnie Mae II Pool 5% 2/20/2048	165,383	167,397
Ginnie Mae II Pool 5% 3/20/2041	4,727	4,807
Ginnie Mae II Pool 5% 5/20/2036	5,409	5,490
Ginnie Mae II Pool 5% 5/20/2048	15,186	15,338
Ginnie Mae II Pool 5.5% 2/20/2049	65,713	67,766
Ginnie Mae II Pool 5.5% 3/20/2048	36,039	37,437
Ginnie Mae II Pool 6.5% 9/1/2055 (h)	3,660,000	3,766,080
TOTAL UNITED STATES		57,616,100
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $58,843,077)		57,616,100

Short-Term Funds - 48.3%
	Shares	Value ($)
Baird Ultra Short Bond Fund Institutional Class	29,055,468	294,331,889
Fidelity SAI Short-Term Bond Fund (j)	72,317	707,981
iShares Short Treasury Bond ETF	12,774	1,411,399
iShares Ultra Short Duration Bd Actv ETF (i)	1,905,651	96,702,260
JPMorgan Ultra-Short Income ETF	8,447,758	428,639,241
Morgan Stanley Institutional Fund Trust Ultra-Short Income Portfolio Class IR	24,300,052	242,757,517
PIMCO Short-Term Fund Institutional Class	46,183,054	447,051,966
SPDR Bloomberg 1-3 Month T-Bill ETF	15,257	1,400,135
T. Rowe Price Ultra Short-Term Bond Fund	42,920,383	218,035,546
TOTAL SHORT-TERM FUNDS (Cost $1,720,563,593)		1,731,037,934

Commercial Paper - 0.2%
	Yield (%) (k)	Principal Amount (a)	Value ($)
Brunswick Corp/DE 0% 9/4/2025	5.11	2,040,000	2,038,324
FMC Corp 0% 9/18/2025	5.28	2,050,000	2,044,087
Harley-Davidson Financial Services Inc 0% 10/17/2025	5.00	2,050,000	2,036,980
HCA Inc 0% 6/17/2045	0.02	1,225,000	1,223,185
TOTAL COMMERCIAL PAPER (Cost $7,340,600)			7,342,576

U.S. Treasury Obligations - 11.1%
	Yield (%) (k)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/28/2025	4.29	21,011,400	20,805,852
US Treasury Notes 3.5% 9/30/2026	3.96 to 4.24	10,500,000	10,461,035
US Treasury Notes 3.625% 8/31/2027	3.62 to 3.63	66,180,000	66,187,756
US Treasury Notes 3.75% 6/30/2027	3.72 to 3.91	47,625,000	47,706,855
US Treasury Notes 3.875% 5/31/2027 (o)	3.93 to 3.96	33,125,000	33,236,279
US Treasury Notes 3.875% 7/15/2028	3.87 to 3.89	2,980,000	3,003,048
US Treasury Notes 4.125% 1/31/2027	4.02 to 4.36	101,000,000	101,501,056
US Treasury Notes 4.5% 11/15/2025	4.24 to 5.10	94,725,800	94,767,983
US Treasury Notes 5% 10/31/2025	5.06 to 5.13	22,000,000	22,023,060
TOTAL U.S. TREASURY OBLIGATIONS (Cost $398,791,704)			399,692,924

Money Market Funds - 2.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (l)	4.36	17,489,574	17,493,072
Fidelity Investments Money Market Government Portfolio - Institutional Class (j)(m)	4.25	34,258,806	34,258,806
Fidelity Securities Lending Cash Central Fund (l)(n)	4.36	4,100,029	4,100,439
State Street Institutional U.S. Government Money Market Fund Premier Class (m)	4.23	17,649,119	17,649,119
TOTAL MONEY MARKET FUNDS (Cost $73,501,436)			73,501,436

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $3,594,658,057)	3,611,662,865
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(17,311,911)
NET ASSETS - 100.0%	3,594,350,954

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 2Y US Treasury Notes Contracts (United States)	854	12/31/2025	178,132,391	228,053	228,053

Sold

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	248	12/19/2025	27,903,875	(130,165)	(130,165)
CBOT 10Y US Treasury Ultra Notes Contracts (United States)	51	12/19/2025	5,835,516	(23,580)	(23,580)
CBOT 5Y US Treasury Notes Contracts (United States)	56	12/31/2025	6,132,000	(17,109)	(17,109)
CBOT US Treasury Ultra Bond Contracts (United States)	47	12/19/2025	5,472,563	31,144	31,144

TOTAL SOLD					(139,710)

TOTAL FUTURES CONTRACTS					88,343
The notional amount of futures purchased as a percentage of Net Assets is 5.0%
The notional amount of futures sold as a percentage of Net Assets is 1.4%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $535,717,886 or 14.9% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Level 3 security
(g)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $10,375,881 or 0.3% of net assets.

(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Security or a portion of the security is on loan at period end.
(j)	Affiliated Fund
(k)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m)	The rate quoted is the annualized seven-day yield of the fund at period end.
(n)	Investment made with cash collateral received from securities on loan.
(o)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,028,519.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	18,426,071	86,833,147	87,766,146	143,300	-	-	17,493,072	17,489,574	0.0%
Fidelity Securities Lending Cash Central Fund	55,644,889	326,977,166	378,521,616	6,134	-	-	4,100,439	4,100,029	0.0%
Total	74,070,960	413,810,313	466,287,762	149,434	-	-	21,593,511

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Investments Money Market Government Portfolio - Institutional Class	67,807,370	83,611,702	117,160,266	633,098	-	-	34,258,806	34,258,806
Fidelity SAI Short-Term Bond Fund	5,082,980	20,065	4,407,673	20,065	79,290	(66,681)	707,981	72,317
	72,890,350	83,631,767	121,567,939	653,163	79,290	(66,681)	34,966,787

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  Commercial Paper, U.S. Treasury Obligations, Bank Notes and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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